ALLIANCE MUNICIPAL INCOME FUND

SEMI-ANNUAL REPORT
APRIL 30, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

June 28, 1999

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund's six-month fiscal reporting period ending April 30, 1999.


ALLIANCE MUNICIPAL INCOME FUND--CLASS A SHARES
Period Ended April 30, 1999

                          6 MONTHS      1 YEAR        3 YEAR        5 YEAR       10 YEAR         3 YEAR
                      FUND PORTFOLIO    LIPPER        LIPPER        LIPPER        LIPPER       MORNINGSTAR
PORTFOLIO             TOTAL RETURNS*  RANKINGS**    RANKINGS**    RANKINGS**    RANKINGS**      RATINGS***
-------------         --------------  ----------   -----------   -----------   -----------   -----------
National                   2.06%        57/258        12/202         5/150         11/75          5 stars
California                 1.78%        33/105          6/89          3/64          3/33          5 stars
New York                   1.85%         61/99          5/87          2/61          4/31          5 stars
Insured National           1.54%         40/48          3/44          3/31          2/17          3 stars
Insured California         1.38%         18/26          1/25          1/18           4/7          4 stars
Number of Funds in
  Morningstar Municipal
  Bond Fund Category                                                                                1,579


* THE FUND'S INVESTMENT RESULTS ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ADDITIONAL PERFORMANCE INFORMATION CAN BE FOUND ON PAGES 3-6.

**   LIPPER RANKINGS CORRESPOND TO THE PORTFOLIO'S RETURN AMONG THE RETURNS OF
ITS PEER GROUP OF FUNDS, AS REPRESENTED BY THE RESPECTIVE STATE SPECIFIC LIPPER MUNICIPAL DEBT FUNDS AVERAGE. FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES TO THE FUND, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

*** MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF APRIL 30, 1999. EACH PORTFOLIO'S OVERALL, 5-YEAR AND 10-YEAR MORNINGSTAR RATINGS WERE: NATIONAL 4 STARS, 4 STARS AND 4 STARS; CALIFORNIA 5 STARS, 5 STARS AND 4 STARS; NEW YORK 4 STARS, 4 STARS AND 4 STARS; INSURED NATIONAL 2 STARS, 2 STARS AND 2 STARS; AND INSURED CALIFORNIA 2 STARS, 3 STARS AND 1 STAR. THE NUMBER OF FUNDS IN THE MORNINGSTAR MUNICIPAL BOND FUND CATEGORY FOR THE OVERALL, 5-YEAR AND 10-YEAR PERIODS ENDED APRIL 30, 1999 WERE: 1579, 1151, AND 367. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM EACH PORTFOLIO'S 3-YEAR, 5-YEAR, 10-YEAR AND OVERALL AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS PORTFOLIO PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. IF THE PORTFOLIO SCORES IN THE TOP 10% OF ITS CLASS, IT RECEIVES 5 STARS; IF IT FALLS IN THE NEXT 22.5%, IT RECEIVES 4 STARS; A PLACE IN THE MIDDLE 35% EARNS IT 3 STARS; IF IT FALLS IN THE NEXT 22.5%, IT RECEIVES 2 STARS; AND IF IT SCORES AT THE BOTTOM 10%, IT GETS 1 STAR. EACH PORTFOLIO'S SEC AVERAGE ANNUAL TOTAL RETURNS CAN BE FOUND ON PAGES 4 AND 5.


MARKET OVERVIEW
For the six months ended April 30, 1999, the municipal bond market continued to perform well compared to the U.S. government bond (Treasury) market. Part of this positive performance was attributable to a declining yield ratio, or relationship of municipal bond yields to Treasury yields, over the period. In the latter part of calendar 1998, investors seeking the "safe haven" of U.S. government bonds during the emerging markets crisis pushed the yield ratio toward 100%, compared with traditional levels of roughly 85%. The markets reversed course in recent months, retracing much of the ground lost in 1998. In addition to the easing of international financial tensions, continued investor demand for tax-exempt income and the absence of any significant tax reform legislation contributed to the price appreciation we have seen throughout the municipal market.

Another significant contributor to the health of the municipal bond market was the continuing improvement of the creditworthiness of state and local governments. The strong domestic economy continued to produce record levels of sales, income and property tax receipts. In addition, state and local government spending increased at a lower rate than tax revenues, resulting in overall budget surpluses.


1


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

INVESTMENT STRATEGY
In response to the unusually high yields on municipal bonds compared with government bonds (on an after-tax basis) during the reporting period, your management team selectively added new municipal positions to the portfolios. In particular, we have continued to focus our research efforts on project-specific financings, primarily basic infrastructure improvement projects. Over time, we expect that the underlying credit fundamentals of the issuers of these securities will improve and that the original, higher-yielding debt that we hold will outperform the broader municipal market. We have also continued our strategy of selectively adding new, non-rated positions to our single state portfolios, which offer substantially more income for acceptable incremental risk.

In addition to our overall portfolio strategy built on fundamental credit analysis, we attempt, when market conditions are favorable, to make opportunistic purchases and sales of securities at advantageous prices. A good example of such a time in the market was December 1998, when dealers and investors provided lower levels of liquidity during holiday and year-end reporting periods. In December, we made several purchases at attractive prices. We also use these market opportunities to improve the call protection in the portfolios and to increase the overall risk-adjusted return profile. Over time, we have found that this type of opportunistic investing provides an important part of our total return advantage compared with our peer group of competing mutual funds.

MARKET OUTLOOK
The U.S. economy's low inflation, steady growth and federal budget surplus should lead to further stability in all sectors of the bond market. The municipal market should continue to perform in line with the broader market. In this type of trading-range environment, we anticipate that the yield ratio of municipals to Treasuries should continue to decline to its historic mean level of approximately 85%. This room for improvement should allow municipals to continue to perform well relative to Treasuries and corporate bonds. However, more new infrastructure projects are under consideration at the state level and the local level than in the recent past. This may lead to an increased supply of new issues of tax-exempt bonds. We expect, however, that the overall supply and demand characteristics of the market will remain in approximate equilibrium and that neither new issues nor net redemptions will move the market appreciably.

As always, we will continue to pursue our tactics of buying on weakness and selling on strength within the overall strategy of fundamental credit analysis.

We appreciate your investment in Alliance Municipal Income Fund and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

The five portfolios of Alliance Municipal Income Fund, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. These securities generally offer current yields above those of higher quality municipal obligations.


HOW YOUR PORTFOLIO PERFORMED OVER THE PAST TWELVE MONTHS
-------------------------------------------------------------------------------
The Portfolios' Class A share total returns at net asset value (NAV) for the 6-month and 1-year periods ended April 30, 1999 are shown below. For comparison, we have also shown returns for the overall municipal bond market, represented by the unmanaged state specific Lipper Municipal Debt Funds Average, for the 1-year, 3-year, 5-year and 10-year periods ended April 30, 1999. Current yields and returns for Class B and Class C shares are on the next two pages.


INVESTMENT RESULTS
-------------------------------------------------------------------------------
MUNICIPAL INCOME FUND--CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
PERIOD ENDED APRIL 30, 1999

                                 FUND           FUND
                              PORTFOLIO      PORTFOLIO
                           TOTAL RETURNS  TOTAL RETURNS    LIPPER        LIPPER        LIPPER        LIPPER
                              (AT NAV)       (AT NAV)      AVERAGE       AVERAGE       AVERAGE       AVERAGE
PORTFOLIO                     6 MONTHS       1 YEAR        1 YEAR        3 YEARS       5 YEARS      10 YEARS
-------------              --------------  ----------   -----------   -----------   -----------   -----------
National                        2.06%         6.40%         5.78%         6.98%         6.79%         7.44%
California                      1.78%         6.81%         6.47%         7.38%         7.06%         7.37%
New York                        1.85%         6.12%         6.25%         7.02%         6.60%         7.34%
Insured National                1.54%         5.42%         6.04%         6.73%         6.73%         7.17%
Insured California              1.38%         6.09%         6.36%         7.22%         7.03%         7.67%


* TOTAL RETURNS FOR THE FUND'S PORTFOLIOS ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES AS OF APRIL 30, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE STATE SPECIFIC LIPPER MUNICIPAL DEBT FUNDS AVERAGES HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND'S PORTFOLIOS, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.


3


INVESTMENT RESULTS
AS OF APRIL 30, 1999 (UNAUDITED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                              NAV AND SEC TOTAL RETURNS
                      ------------------------------------------------------------------------------
                                WITHOUT SALES CHARGE                     WITH SALES CHARGE
                      -------------------------------------   --------------------------------------
                                                    SINCE                                    SINCE
PORTFOLIO             1 YEAR   5 YEARS  10 YEARS  INCEPTION   1 YEAR   5 YEARS  10 YEARS   INCEPTION
----------           --------  -------  --------  ---------   ------   -------  --------   ----------
NATIONAL
Class A                6.40%    8.03%    8.15%      8.00%     1.92%     7.10%     7.68%      7.62%
Class B                5.54%    7.28%     n/a       6.33%(a)  2.55%     7.28%      n/a       6.33%(a)
Class C                5.56%    7.29%     n/a       5.86%     4.56%     7.29%      n/a       5.86%
CALIFORNIA
Class A                6.81%    8.34%    8.10%      8.00%     2.30%     7.41%     7.64%      7.62%
Class B                6.10%    7.56%     n/a       6.62%(a)  3.10%     7.56%      n/a       6.62%(a)
Class C                6.10%    7.56%     n/a       6.21%     5.10%     7.56%      n/a       6.21%
NEW YORK
Class A                6.12%    7.88%    7.99%      7.25%     1.62%     6.94%     7.53%      6.87%
Class B                5.39%    7.09%     n/a       6.12%(a)  2.39%     7.09%      n/a       6.12%(a)
Class C                5.39%    7.09%     n/a       5.63%     4.39%     7.09%      n/a       5.63%
INSURED NATIONAL
Class A                5.42%    7.77%    7.91%      7.61%     0.94%     6.85%     7.44%      7.23%
Class B                4.76%    7.02%     n/a       6.30%(a)  1.80%     7.02%      n/a       6.30%(a)
Class C                4.76%    7.04%     n/a       5.82%     3.77%     7.04%      n/a       5.82%
INSURED CALIFORNIA
Class A                6.09%    7.84%    7.57%      7.76%     1.56%     6.92%     7.10%      7.41%
Class B                5.33%    7.02%     n/a       5.95%(a)  2.33%     7.02%      n/a       5.95%(a)
Class C                5.33%    7.02%     n/a       5.46%     4.33%     7.02%      n/a       5.46%

(a)  Assumes conversion of Class B shares into Class A shares after 6 years.

     The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

     Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

n/a: not applicable.


4


INVESTMENT RESULTS                               ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1999)

                                                                 SINCE
PORTFOLIO                  1 YEAR       5 YEARS    10 YEARS    INCEPTION
---------                 --------      -------    --------    ---------
NATIONAL
Class A                     1.49%        7.03%       7.91%       7.66%
Class B                     2.28%        7.22%        n/a        6.38%(a)
Class C                     4.28%        7.24%        n/a        5.92%
CALIFORNIA
Class A                     1.79%        7.42%       7.89%       7.65%
Class B                     2.63%        7.57%        n/a        6.67%(a)
Class C                     4.63%        7.57%        n/a        6.26%
NEW YORK
Class A                     1.06%        6.89%       7.79%       6.90%
Class B                     1.78%        7.03%        n/a        6.16%(a)
Class C                     3.78%        7.03%        n/a        5.68%
INSURED NATIONAL
Class A                     0.62%        6.98%       7.69%       7.27%
Class B                     1.46%        7.18%        n/a        6.36%(a)
Class C                     3.42%        7.18%        n/a        5.89%
INSURED CALIFORNIA
Class A                     1.26%        6.92%       7.37%       7.45%
Class B                     2.07%        7.06%        n/a        6.01%(a)
Class C                     4.07%        7.06%        n/a        5.54%


(a)  Assumes conversion of Class B shares into Class A shares after 6 years.

     SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charge and applicable contingent deferred sales charge.

     Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


5


INVESTMENT RESULTS
AS OF APRIL 30, 1999                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

PORTFOLIO YIELDS
--------------------------------------------------
                                        TAXABLE
                                      EQUIVALENT
                                      YIELD IN 36%
                            30 DAY    TAX BRACKET
PORTFOLIO                 SEC YIELD*   (AT NAV)
---------                 ----------  ------------
NATIONAL
  Class A                   4.57%        8.27%
  Class B                   4.03%        6.88%
  Class C                   4.06%        6.88%
CALIFORNIA
  Class A                   4.72%        8.94%
  Class B                   4.21%        7.32%
  Class C                   4.22%        7.32%
NEW YORK
  Class A                   5.00%        8.97%
  Class B                   4.50%        7.73%
  Class C                   4.51%        7.73%
INSURED NATIONAL
  Class A                   3.93%        6.66%
  Class B                   3.39%        5.66%
  Class C                   3.39%        5.66%
INSURED CALIFORNIA
  Class A                   4.18%        7.60%
  Class B                   3.65%        6.37%
  Class C                   3.66%        6.37%


* SEC yields are based on SEC guidelines and are calculated on 30 days ended April 30, 1999.


6


NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS                                           (000)         VALUE
-------------------------------------------------------------------------------

           MUNICIPAL BONDS-98.9%
           LONG TERM MUNICIPAL BONDS-82.0%
           ARIZONA-1.8%
NR         Goodyear
           Assess Dist #1 (Palm Valley)
           Ser 96C
           7.25%, 7/01/16                       $ 1,000     $  1,094,650
AA-        Maricopa Cnty
           Util Rev (Citizen's Util)
           Ser 95 AMT
           6.20%, 5/01/30                         5,920        6,440,309
AA-        Mohave Cnty IDR
           (Citizen's Util)
           Ser 93B AMT
           5.80%, 11/15/28                        2,000        2,085,720
B          Pima Cnty IDR
           (Tuscon Elec Pwr Co Proj)
           Ser 97C
           6.00%, 9/01/29                         1,000        1,000,800
NR         Scottsdale GO
           (McDowell Ranch)
           Ser 97 Pre-refunded
           6.50%, 7/15/07                         2,000        2,318,140
                                                            -------------
                                                              12,939,619

           CALIFORNIA-9.3%
Aaa        Encinitas Comm
           Fac Dist #1 (Encinitas Ranch)
           Ser 95A
           7.375%, 9/01/05 (a)                   22,900       27,347,409
BBB-       Orange Cnty Sr Lien
           Foothill/Eastern Corridor
           Zero coupon, 1/01/24                  10,255        2,763,312
           Zero coupon, 1/01/30                  27,935        5,421,904
NR         Riverside Cnty Assess
           Dist #161 (Winchester Prop)
           Ser 94C
           10.00%, 9/02/14                        5,355        5,562,881
NR         Sacramento
           (Conv Ctr Hotel: Sheraton Grand)
           Ser A
           6.25%, 1/01/30                        12,000       11,950,080
NR         San Diego Comm Fac Dist #1
           (Miramar Ranch North)
           Ser 95B Pre-refunded
           7.10%, 9/01/05                         7,000        8,318,730
A-         Vacaville Ca Redev Agy
           Comm Housing Fin
           Ser 94A
           7.85%, 11/01/24                        4,625        4,970,025
                                                            -------------
                                                              66,334,341

           COLORADO-5.2%
Aaa        Arapahoe Cnty
           (E-470 Public Highway Auth)
           Pre-refunded
           7.00%, 8/31/05 (a)                    11,830       14,048,598
BBB        Denver City & Cnty
           (Arpt Sys Rev)
           Ser 92C AMT
           6.75%, 11/15/22                        9,500       10,315,804
BB+        Denver City & Cnty Arpt Auth
           (United Airlines)
           Ser 92A AMT
           6.875%, 10/01/32                      11,775       12,610,790
                                                            -------------
                                                              36,975,192

           CONNECTICUT-1.6%
B+         Connecticut Dev Auth
           PCR (Conn Light & Pwr Co Proj)
           Ser 93 AMT
           5.95%, 9/01/28                        11,000       11,131,120

           DISTRICT OF COLUMBIA-0.4%
AAA        Washington DC
           (Natl Academy/Science Proj)
           AMBAC Ser 99A
           5.00%, 1/01/28                         3,000        2,872,170

           FLORIDA-8.6%
NR         Collier Cnty Comm Fac Dist
           (Fiddlers Creek)
           Ser 96
           5.80%, 5/01/21                         7,940        7,939,921
           5.875%, 5/01/21                        9,305        9,304,907
           7.50%, 5/01/18                        11,985       12,903,051
NR         Collier Cnty IDR
           (Southern State Util)
           Ser 96 AMT
           6.50%, 10/01/25                       12,605       13,498,568
A3         Dade Cnty
           (Courthouse Ctr Proj)
           Ser 95
           6.10%, 4/01/20 (a)                     3,000        3,362,310


7


NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
NR         Lee Cnty Comm Fac
           (Stoneybrook)
           Ser 98
           5.70%, 5/01/08                       $ 3,440     $  3,459,195
NR         Northern Palm Beach Cnty
           Imp Dist #9A (ABACOA)
           Ser 96A
           7.20%, 8/01/16                         5,000        5,493,250
NR         Orlando
           (Conroy Rd Proj)
           Ser 98A
           5.80%, 5/01/26                         2,250        2,249,978
NR         St. John's Cnty Comm Dev
           (Julington Creek Plantation)
           Ser 97
           6.70%, 5/01/07                         2,830        3,030,166
                                                            -------------
                                                              61,241,346

           GEORGIA-4.9%
AAA        Atlanta Arpt Fac Rev
           MBIA AMT
           Zero coupon, 1/01/10                  60,535       34,988,625

           ILLINOIS-3.0%
AAA        Illinois Hlth Fac
           (Alexian Brothers Hlth)
           FSA Ser 99
           5.125%, 1/01/28                       22,145       21,480,429

           INDIANA-6.6%
BB+        Indianapolis Arpt Auth
           (United Airlines
           Maintenance Ctr Proj)
           Ser 95A AMT
           6.50%, 11/15/31                       43,660       47,189,474

           MARYLAND-0.2%
NR         Maryland Dev Fin Auth
           Eco Dev (Med Waste Assoc)
           Ser 89 AMT
           8.75%, 11/15/10                        1,365        1,402,442

           MASSACHUSETTS-7.0%
BBB        Massachusetts Dev Fin Agcy
           Res Rec (Ogden Hill Proj)
           Ser 98B
           5.50%, 12/01/19                        2,135        2,132,289
AAA        Massachusetts Port Auth
           (Boston Fuel Corp)
           MBIA Ser 97 AMT
           6.00%, 7/01/36                        20,960       22,217,390
AAA        Massachusetts Port Auth
           (US Air Proj)
           MBIA Ser 96A AMT
           5.875%, 9/01/23                       $2,580        2,720,791
AAA        Massachusetts Trpk Auth
           (Metro Highway System)
           AMBAC Ser 99A
           5.00%, 1/01/39                        19,570       18,631,031
AA+        Massachusetts Wtr Poll
           (So Essex Program)
           Ser 94A
           6.375%, 2/01/15                        3,000        3,330,900
A1         New England Higher Ed
           Student Loan Rev
           Ser 93H AMT
           6.90%, 11/01/09 (a)                    1,000        1,156,280
                                                            -------------
                                                              50,188,681

           MICHIGAN-4.0%
BB-        Detroit
           (Daimler/Chrysler Jefferson
           No Assembly Plant)
           Ser 98A
           5.50%, 5/01/21                         4,225        4,161,414
AAA        Kent Cnty Arpt Rev
           (Kent Cnty Int'l)
           Ser 95 AMT
           6.10%, 1/01/25                         3,550        3,946,109
AAA        Michigan HDA
           MFHR (Rental Hsg Rev)
           MBIA Ser 99A AMT
           5.30%, 10/01/37                       13,170       13,083,736
AA+        Michigan Hosp Fin Auth
           (Charity Obg Group)
           Ser 99A
           5.125%, 11/01/29                       5,335        5,163,213
A          Michigan Strategic Fund
           PCR (General Motors Corp)
           Ser 95
           6.20%, 9/01/20                         2,005        2,163,215
                                                            -------------
                                                              28,517,687

           MINNESOTA-1.8%
AAA        Duluth GO
           Arpt Lease Rev
           Ser 95C AMT
           6.25%, 8/01/14                         3,515        3,820,208
AAA        Minneapolis HFA
           MFHR (Riverside Plaza Proj)
           GNMA Ser 98 AMT
           5.20%, 12/20/30                        4,670        4,662,528


8


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AA+        Rochester Hosp Rev
           (Mayo Med Ctr)
           Ser 92H
           8.472%, 11/15/15 (b)                 $ 1,620      $ 1,870,889
Aaa        Saint Paul
           MFHR (Wellington Proj)
           Ser 99A FHLMC
           5.10%, 2/01/24 (a)                     2,400        2,406,120
                                                            -------------
                                                              12,759,745

           NEW HAMPSHIRE-2.1%
B+         New Hampshire
           PCR (Conn Pwr & Light Co Proj)
           Ser 86 AMT
           5.90%, 11/01/16                       10,000       10,156,200
BB-        New Hampshire Fin Auth
           PCR (Pub Svc Co of NH)
           Ser 93E AMT
           6.00%, 5/01/21                         5,000        5,094,900
                                                            -------------
                                                              15,251,100

           NEW JERSEY-2.5%
NR         New Jersey Eco Dev Auth
           (Kapkowski Rd/Jersey Gardens)
           Ser 98B AMT
           6.50%, 4/01/31                         2,800        2,906,120
BBB        New Jersey Eco Dev Auth
           PCR (NUI Corp)
           Ser 98A AMT
           5.25%, 11/01/33                       10,940       10,734,765
A+         New Jersey Eco Dev Auth
           Swr Rev (Anheuser-Busch)
           Ser 95 AMT
           5.85%, 12/01/30                        3,940        4,162,571
                                                            -------------
                                                              17,803,456

           NEW YORK-2.6%
NR         New York IDR
           (British Airways)
           Ser 98 AMT
           5.25%, 12/01/32                        6,500        6,378,970
AAA        NYS Energy Res & Dev Auth
           PCR (NYS Elec & Gas) MBIA
           Ser 88A AMT VRDN
           5.95%, 12/01/27 (c)                    6,700        7,166,253
AA-        Port Auth of NY & NJ
           Cons Rev (95th Ser) AMT
           6.125%, 7/15/29                        4,440        4,765,274
                                                            -------------
                                                              18,310,497

           OHIO-5.4%
AAA        Cleveland Arpt Rev
           (Cleveland Int'l)
           FGIC Ser 94A AMT
           6.25%, 1/01/20                         6,050        6,548,278
AAA        Columbus Arpt Rev
           (Port Columbus Int'l)
           MBIA Ser 94A AMT
           6.25%, 1/01/24                         4,000        4,327,680
AAA        Cuyahoga Cnty Hosp Rev
           (Meridia Hlth Sys)
           Ser Pre-refunded
           6.25%, 8/15/05                         2,600        2,957,630
AAA        Cuyahoga Cnty MFHR
           (Natl Terminal Apts Proj) FNMA
           6.40%, 7/01/16                         5,180        5,227,967
BBB        Dayton Spec Fac
           (Emery Air Freight)
           Ser 96D AMT
           6.20%, 10/01/09                        4,120        4,517,086
BBB+       Ohio Air Quality Dev Auth
           PCR (Columbus So Pwr)
           Ser 85B
           6.25%, 12/01/20                        1,105        1,165,068
AA-        Ohio Air Quality Dev Auth
           PCR (Dayton Pwr & Light)
           Ser 92B
           6.40%, 8/15/27                         2,000        2,166,880
AAA        Ohio Air Quality Dev Auth
           PCR (JMG Funding/Ohio Pwr Co)
           AMBAC Ser 94B AMT
           6.375%, 4/01/29                        6,015        6,557,132
A-         Ohio Wtr Dev Auth Solid Waste
           (North Star/BHP) AMT
           6.45%, 9/01/20                         4,940        5,345,623
                                                            -------------
                                                              38,813,344

           PENNSYLVANIA-2.9%
Aaa        Allegheny Cnty
           MFHR (Green Meadow Apts)
           GNMA Ser 98A-1 AMT
           5.125%, 10/20/40 (a)                   1,595        1,576,035
AAA        Pennsylvania Higher
           Ed Fac Auth
           (Univ of Pitt Med Ctr)
           FSA Ser 99
           5.00%, 8/01/29                        13,000       12,547,210


9


NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AAA        Pennsylvania Higher
           Ed Student Loan Rev
           AMBAC Ser 88D AMT
           6.05%, 1/01/19                       $ 1,000      $ 1,080,250
AAA        Philadelphia Aprt Sys Rev
           AMBAC Ser 95A AMT
           6.10%, 6/15/25                         5,200        5,611,736
                                                            -------------
                                                              20,815,231

           PUERTO RICO-0.0%
AAA        Puerto Rico HFC
           SFMR(Home Mtg Rev)
           GNMA Ser 98 AMT
           5.20%, 12/01/32                          260          259,457

           TEXAS-6.9%
BBB-       Alliance Arpt Auth
           Fac Imp (American Airlines)
           Ser 90 AMT
           7.50%, 12/01/29                       11,690       12,467,268
BB         Harris Cnty Arpt Rev
           (Continental Airlines)
           Ser 98 AMT
           5.375%, 7/01/19                        3,155        3,051,137
BB         Houston Arpt Rev
           (Continental Airlines)
           Ser 97B AMT
           6.125%, 7/15/27                        8,000        8,251,040
AAA#       Houston Arpt Sys Rev
           FGIC Ser 98B AMT
           5.00%, 7/01/25                        27,000       25,969,680
                                                            -------------
                                                              49,739,125

           VIRGINIA-1.0%
AAA        Harrisonburg Redev &
           Hsg Auth MFHR
           (Greens of Salem Run)
           FSA Ser 97 AMT
           6.30%, 4/01/29                         1,545        1,668,971
A-         Isle of Wight Cnty Solid Waste
           (Union Camp Corp)
           Ser 94 AMT
           6.55%, 4/01/24                         1,415        1,541,840
A+         James Cnty Swr Rev
           (Anheuser-Busch Proj)
           Ser 97 AMT
           6.00%, 4/01/32                         1,595        1,702,519
AAA        Metro Wash DC Arpt Auth Rev
           Ser A
           5.00%, 10/01/27                        2,000        1,932,240
                                                            -------------
                                                               6,845,570

           WASHINGTON-0.6%
A-         Pilchuck Dev Pub Corp
           (BF Goodrich)
           Ser 93 AMT
           6.00%, 8/01/23                         4,500        4,640,940

           WEST VIRGINIA-1.5%
A          Braxton Cnty SWR
           (Weyerhaeuser)
           Ser 98 AMT
           5.40%, 5/01/25                        10,000        9,913,000
AA+        West Virginia Pub Engy Auth
           (Morgantown Energy)
           Ser 90A AMT
           5.05%, 7/01/08                         1,000        1,021,500
                                                            -------------
                                                              10,934,500

           WISCONSIN-2.1%
AAA        Wisconsin GO
           MBIA Ser 96B AMT
           6.20%, 11/01/26                       13,930       15,017,515

           TOTAL LONG TERM MUNICIPAL BONDS
             (cost $570,814,278)                             586,451,606

           SHORT TERM MUNICIPAL NOTES-16.9%
           CONNECTICUT-2.2%
A-2        Connecticut Dev Auth
           PCR (Exeter Energy Proj)
           Ser 89B AMT VRDN
           5.00%, 12/01/19 (c)                    7,900        7,900,000
A-2        Connecticut Dev Fin Auth
           PCR (Exeter Energy Proj)
           Ser 89C AMT VRDN
           5.00%, 12/01/19 (c)                    7,500        7,500,000
                                                            -------------
                                                              15,400,000

           DELAWARE-0.9%
A1+        Delaware St Econ Indl Dev Rev
           Del Clean Pwr Proj
           Ser C
           3.50%, 8/01/29                         6,500        6,500,000

           GEORGIA-2.5%
VMIG       Athens-Clarke Cnty IDR
           (Nakanishi Mfg Corp)
           Ser 88 AMT VRDN
           4.60%, 5/01/08 (a)(c)                  8,000        8,000,000


10


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
A-2        Cartersville IDR
           (Sekisui Jushi America)
           Ser 92 AMT VRDN
           5.15%, 6/01/12 (c)                   $ 1,700     $  1,700,000
VMIG       Rockdale Cnty IDR
           (Liochem Inc Proj)
           Ser 88 AMT VRDN
           5.50%, 3/01/03 (a)(b)(c)               8,000        8,000,000
                                                            -------------
                                                              17,700,000

           HAWAII-4.0%
VMIG       Hawaii HFA
           MFHR (Kamakee Vista)
           Ser 90A VRDN
           5.45%, 7/01/25 (a)(c)                  2,600        2,600,000
VMIG       Hawaii HFA
           MFHR (Rental Hsg)
           Ser 90B VRDN
           5.45%, 7/01/25 (a)(c)                 26,300       26,300,000
                                                            -------------
                                                              28,900,000

           ILLINOIS-1.1%
A-2        Illinois IDR
           (MTI Corp Proj)
           Ser 89 AMT VRDN
           5.50%, 1/01/09 (c)                     4,000        4,000,000
VMIG       Illinois IDR
           (THK America Inc. Proj)
           Ser 91 AMT VRDN
           5.15%, 7/01/11 (a)(c)                  3,700        3,700,000
                                                            -------------
                                                               7,700,000

           INDIANA-2.0%
A-1+       Gibson Cnty
           PCR (Toyota Mtr Mfg Proj)
           Ser 97 AMT VRDN
           4.05%, 10/01/27 (c)                   10,000       10,000,000
NR         Indiana St Hsg Finance Auth
           Hsg Pedcor Invts M A
           4.05%, 1/01/29                         4,000        4,000,000
                                                            -------------
                                                              14,000,000

           KENTUCKY-0.4%
A-2        Russellville IDR
           (JS Technos Corp Proj)
           Ser 89 AMT VRDN
           5.15%, 12/01/09 (c)                    3,000        3,000,000

           MAINE-0.9%
A-1+       Maine Solid Waste
           (Regional Wste Sys Inc)
           Ser 90K AMT VRDN
           4.05%, 7/01/12 (c)                     2,200        2,200,000
A-1+       Maine Solid Waste
           (Regional Wste Sys Inc)
           Ser 95O AMT VRDN
           4.05%, 7/01/09 (c)                     4,500        4,500,000
                                                            -------------
                                                               6,700,000

           NEW JERSEY-0.7%
A-2        New Jersey Eco Dev
           Auth IDR
           (Epitaxx Inc Proj)
           Ser 91 AMT VRDN
           4.225%, 8/01/16 (c)                    5,000        5,000,000

           NEW YORK-2.2%
VMIG       Islip IDA
           (Radiation Dynamics)
           Ser 88A AMT VRDN
           4.625%, 1/01/09 (a)(c)                 6,000        6,000,000
A-2        New York City IDA
           (Nippon Cargo Air Proj)
           Ser 92 AMT VRDN
           5.00%, 11/01/15 (c)                    9,700        9,700,000
                                                            -------------
                                                              15,700,000

           TOTAL SHORT TERM MUNICIPAL NOTES
             (cost $120,600,000)                             120,600,000

           TOTAL INVESTMENTS-98.9%
             (cost $691,414,278)                             707,051,606
           Other assets less liabilities-1.1%                  8,000,624

           NET ASSETS-100%                                  $715,052,230


See footnote summary on page 23.

See Glossary of Terms on page 23.

See notes to financial statements.


11


INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-82.0%
           LONG TERM MUNICIPAL BONDS-77.3%
           ALASKA-15.5%
AAA        Alaska Hsg Fin Corp
           MFHR (Mtg Rev)
           MBIA Ser 96A
           6.00%, 12/01/15                      $ 2,000      $ 2,121,880
AAA        Alaska Hsg Fin Corp
           SFMR (Mtg Rev)
           MBIA Ser 97A
           6.00%, 6/01/27                        25,000       26,152,500
           6.10%, 12/01/37                       10,000       10,482,400
                                                            -------------
                                                              38,756,780

           ARIZONA-1.9%
AAA        Mesa
           Hlth Fac (Lutheran Hlth Sys)
           MBIA Series 98A
           5.00%, 1/01/19                         2,097        2,065,902
AAA        Tempe
           MFHR (Quadrangles)
           FHA Ser 93
           6.25%, 6/01/26                         2,425        2,567,614
                                                            -------------
                                                               4,633,516

           CALIFORNIA-2.9%
AAA        Mojave Wtr Agy
           Imp Dist M (Morongo
           Basin Pipeline)
           FGIC Ser 96
           5.80%, 9/01/22                         5,000        5,421,200
AAA        Univ of California Regents
           Hosp Rev (UCLA Med Ctr)
           MBIA Ser 94
           5.50%, 12/01/20                        1,685        1,753,630
                                                            -------------
                                                               7,174,830

           COLORADO-2.7%
AAA        Denver City & Cnty
           (Arpt Sys Rev)
           MBIA Ser 95A
           5.70%, 11/15/25                        6,375        6,754,249

           DISTRICT OF COLUMBIA-4.6%
AAA        Washington DC
           (Natl Academy/Science)
           AMBAC Ser 99A
           5.00%, 1/01/28                        12,000       11,488,680

           GEORGIA-5.0%
AAA        Atlanta Wtr & Swr Rev
           FGIC Ser 99
           5.00%, 11/01/38                       10,000        9,601,300
AAA        Burke Cnty Dev Auth
           PCR (Georgia Power)
           AMBAC Ser 99-2
           5.25%, 5/01/34                         2,950        2,921,975
                                                            -------------
                                                              12,523,275

           ILLINOIS-4.0%
AAA        Chicago
           Parking Rev (Lakefront Facs)
           MBIA Ser 98
           5.125%, 1/01/28                        4,500        4,429,935
AAA        Metro Pier & Expo Auth
           (McCormick Place Expo)
           FGIC Ser 93A
           Zero coupon, 6/15/19                  15,850        5,535,295
                                                            -------------
                                                               9,965,230

           MASSACHUSETTS-10.5%
AAA        Chelsea GO
           AMBAC Ser 94
           6.00%, 6/15/14                         1,965        2,188,656
AAA        Holyoke GO
           FSA Ser 93B
           6.125%, 8/01/13                        1,435        1,566,374
AAA        Massachusetts HFA
           MFHR (Residential Dev)
           FNMA Coll Sec 8
           Ser 92F
           6.25%, 11/15/12                        5,000        5,381,500
AA+        Massachusetts Hlth &
           Ed Fac
           (Wellesley College)
           Series 99F
           5.125%, 7/01/39                        9,785        9,710,145
AAA        Massachusetts Hlth &
           Ed Fac
           Hosp Rev (New England
           Med Ctr) MBIA
           6.83%, 7/01/18 (a)                     1,025        1,072,929
AAA        Massachusetts Muni
           Wholesale Elec
           (Pwr Supply Sys)
           MBIA Ser 92A
           6.00%, 7/01/18                         5,940        6,247,158
                                                            -------------
                                                              26,166,762


12


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
           MICHIGAN-10.7%
AAA        Detroit Swr Sys Rev
           FGIC Ser 93A
           7.922%, 7/01/23 (b)                  $ 9,860     $ 11,508,234
AAA        Grand Rapids Swr Sys Rev
           MBIA Ser 92
           6.00%, 1/01/22                         1,000        1,076,810
AAA        Kalamazoo HFA
           Hosp Rev (Borgess Med Ctr)
           FGIC Ser 94A
           7.013%, 6/01/11 (a)                    5,990        6,460,215
AAA        Michigan Hosp Fin Auth
           (St. John's Hospital)
           AMBAC Ser A
           6.00%, 5/15/13                         1,000        1,077,160
AAA        Michigan Strategic Fund
           PCR (Detroit Edison Co)
           MBIA Ser 95AA
           6.40%, 9/01/25                         3,560        3,984,138
AAA        Three Rivers GO
           Sch Dist MBIA Ser 96
           6.00%, 5/01/23                         2,400        2,688,072
                                                            -------------
                                                              26,794,629

           MINNESOTA-3.5%
Aaa        Little Canada
           MFHR (Cedars Lakeside Apt)
           GNMA Ser 97A
           5.95%, 2/01/32 (a)                     1,120        1,188,723
AAA        Minneapolis COP
           (Spec School Dist #1)
           MBIA Ser 96A
           5.90%, 2/01/17                         3,490        3,752,134
AAA        Minnesota HFA
           MFHR (Rental Hsg)
           MBIA Ser 95D
           6.00%, 2/01/22                         3,720        3,916,974
                                                            -------------
                                                               8,857,831

           NEBRASKA-1.4%
AAA        Nebraska Inv Fin Auth
           Hosp Rev (Bishop
           Clarkson Mem)
           MBIA Ser 91
           9.791%, 12/08/16 (b)                   3,000        3,508,650

           NEW JERSEY-1.3%
AAA        New Jersey Hlth Fac
           Hosp Rev (Barnabas)
           MBIA Ser 98B
           5.00%, 7/01/24                         1,500        1,474,605
AAA        Vineland
           Swr Rev (Landis Swr Auth)
           FGIC Ser 93C
           7.62%, 9/19/19                         1,625        1,906,092
                                                            -------------
                                                               3,380,697

           OHIO-2.2%
AAA        Ohio Air Quality
           Dev Auth
           (Ohio Pwr Co)
           Ser C
           5.15%, 5/01/26                         5,500        5,460,290

           PENNSYLVANIA-9.1%
AAA        Montgomery Cnty
           Hlth Fac (Holy Redeemer)
           AMBAC Ser 97A
           5.25%, 10/01/23                        5,180        5,246,045
AAA        North East GO
           Sch Dist FGIC
           Ser 93A
           5.20%, 9/01/23                            20           20,057
AAA        Pennsylvania Higher Ed
           (Univ of Pitt Med Ctr)
           FSA Ser 99
           5.00%, 8/01/29                        11,500       11,099,455
AAA        Philadelphia GO
           FSA Ser 98
           5.00%, 3/15/28                         6,600        6,432,294
                                                            -------------
                                                              22,797,851

           VIRGINIA-1.1%
AAA        Harrisonburg Redev &
           Hsg Auth
           MFHR (Battery Heights Assoc)
           GNMA Ser 96A
           6.25%, 4/20/36                         2,565        2,755,862

           WEST VIRGINIA-0.9%
AAA        West Virginia Eco Dev
           (Parkway Proj) FGIC
           Ser 93
           8.022%, 5/16/19 (b)                    2,100        2,366,700

           TOTAL LONG TERM MUNICIPAL BONDS
             (cost $185,929,241)                             193,385,832


13


INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
           SHORT TERM MUNICIPAL-4.7%
           IOWA-3.8%
A-1        Iowa Fin Auth
           Hlth Fac (Burlington Med Ctr)
           FSA Ser 97 VRDN
           4.05%, 6/01/27 (c)                   $ 9,400     $  9,400,000

           SOUTH CAROLINA-0.9%
A-1+       Piedmont Cnty
           Elec Rev (Piedmont Pwr Agy)
           MBIA Ser 96C VRDN
           3.55%, 1/01/22 (c)                     2,300        2,300,000

           TOTAL SHORT TERM MUNICIPAL
             (cost $11,700,000)                               11,700,000

           TOTAL INVESTMENTS-82.0%
             (cost $197,629,241)                             205,085,832
           Other assets less liabilities-18.0%                44,928,406

           NET ASSETS-100%                                 $ 250,014,238


See footnote summary on page 23.

See Glossary of Terms on page 23.

See notes to financial statements.


14


NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-98.4%
           LONG TERM MUNICIPAL BONDS-96.5%
           NEW YORK-96.5%
BBB+       Essex Cnty IDR
           (Int'l Paper)
           Ser 95A AMT
           5.80%, 12/01/19                      $ 7,000     $  7,267,609
Aaa        Glen Cove IDR
           (The Regency at Glen Cove)
           Ser 92B ETM
           Zero coupon, 10/15/19 (a)             35,010       11,801,871
AAA        Islip Res Rec Agy
           AMBAC Ser 94B AMT
           6.125%, 7/01/12                        2,020        2,193,720
AAA        New York City GO
           MBIA Ser 93D
           6.00%, 5/15/11 (c)                     5,000        5,462,731
A-         New York City GO
           Ser 93A
           6.25%, 8/01/18                         4,025        4,303,369
           6.25%, 8/01/18 (c)                     1,975        2,154,212
A3         New York City GO
           Ser 93D
           8.919%, 8/29/14                       10,000       11,532,700
A-         New York City GO
           Ser 96-J
           6.00%, 2/15/24                        11,515       12,409,830
           6.00%, 2/15/24 (c)                     2,065        2,310,694
A-         New York City GO
           Ser 97A
           6.25%, 8/01/17                        16,750       18,483,793
Aa1        New York City Hsg
           Dev Corp
           MFHR (So Williamsburg Coop)
           Ser 90A AMT
           7.90%, 2/01/23 (a)                     3,715        3,883,995
BBB-       New York City IDR
           (American Airlines)
           Ser 90 AMT
           5.40%, 7/01/20                         3,500        3,513,370
BBB-       New York City IDR
           (American Airlines)
           Ser 94 AMT
           1.00%, 8/01/24                        12,000       13,264,560
A2         New York City IDR
           (British Airways)
           Ser 98 AMT
           5.25%, 12/01/32 (a)                   25,305       24,833,821
AAA        New York City IDR
           (Japan Airlines)
           FSA Ser 91 AMT
           6.00%, 11/01/15                        4,300        4,704,372
A          New York City IDR
           (Terminal One LP)
           Ser 94 AMT
           6.125%, 1/01/24                       36,500       38,858,265
AAA        Niagara Frontier Trans
           Arpt Rev (Gtr Buffalo Int'l)
           AMBAC Ser 94A AMT
           6.25%, 4/01/24                        16,125       17,420,321
Aaa        NYS Dorm Auth Rev
           (Brooklyn Hosp Ctr)
           FHA Ser 99
           5.20%, 2/01/39 (a)                     3,000        2,969,880
AAA        NYS Energy Res & Dev Auth
           (Brooklyn Union Gas)
           MBIA AMT
           7.843%, 7/08/26                        6,000        6,415,140
AAA        NYS Energy Res & Dev Auth
           (Brooklyn Union Gas)
           MBIA Ser 89B AMT
           6.75%, 2/01/24                         7,500        8,123,175
A+         NYS Energy Res & Dev Auth
           (Consolidated Edison)
           Ser 94A AMT
           7.125%, 12/01/29                      22,000       24,881,120
A-         NYS Energy Res & Dev Auth
           (Long Island Lighting Co
           Proj A)
           5.30%, 8/01/25                         7,500        7,532,100
AAA        NYS Energy Res &
           Dev Auth
           (Rochester Gas & Elec)
           MBIA AMT
           6.50%, 5/15/32                         6,460        6,946,180
AAA        NYS Energy Res &
           Dev Auth
           PCR (NYS Elec & Gas)
           MBIA Ser 87A AMT
           6.15%, 7/01/26                        15,000       16,366,800
BBB        NYS Envir Fac Auth IDR
           (Occidental Petroleum)
           Ser 93A AMT
           5.70%, 9/01/28                         6,950        7,037,570


15


NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AAA        NYS Envir Fac Corp
           Wtr Fac (Spring Valley Wtr)
           AMBAC Ser 94A AMT
           6.30%, 8/01/24                      $ 11,800     $ 12,822,942
AAA        NYS HFA
           MFHR (Erie/Monroe
           Cnty Proj)
           AMBAC Ser 89B AMT
           7.55%, 11/01/29                        5,845        6,062,200
Aa1        NYS HFA
           MFHR (Westchester/
           Onondaga/Rockland Proj)
           Ser 92F AMT
           6.70%, 8/15/25 (a)                     6,000        6,384,180
Aa2        NYS Mtg Agy
           SFMR Ser 42 AMT
           6.65%, 4/01/26 (a)                     4,500        4,792,230
Aa2        NYS Mtg Agy
           SFMR Ser 46 AMT
           6.65%, 10/01/25 (a)                   19,260       20,487,247
Aa2        NYS Mtg Agy
           SFMR Ser 79 AMT
           5.30%, 4/01/29 (a)                    22,750       22,787,765
A          Oneida County IDA
           (Mohawk Valry Proj)
           ACA Ser 99
           5.35%, 3/15/29                         1,000          991,090
AAA        Onondaga Cnty
           PCR (Bristol-Myers Squibb)
           AMT
           5.75%, 3/01/24                         4,000        4,357,480
AAA        Port Auth of NY & NJ
           (JFK Int'l Proj)
           MBIA Ser 97-6 AMT
           5.75%, 12/01/22                        9,905       10,559,126
AA-        Port Auth of NY & NJ
           Cons Rev (95th Ser) AMT
           6.125%, 7/15/29                        6,385        6,852,765
AAA        Port Auth of NY & NJ
           Cons Rev (96th Ser)
           FGIC AMT
           6.60%, 10/01/23                       10,000       11,111,400
NR         Suffolk County IDR
           (Nissequogue Cogen fac)
           Ser 98 AMT
           5.50%, 1/01/23                         3,000        3,015,150
AAA        Troy Hsg Dev Corp
           MFHR (Ninth St #2) FHA
           Ser 90B
           8.10%, 2/01/24                         3,455        3,841,373
AAA        Troy Hsg Dev Corp
           MFHR (T.U.R. Proj)
           FHA Ser 90C
           8.10%, 2/01/24                         3,675        4,090,569

           TOTAL LONG TERM MUNICIPAL BONDS
             (cost $358,768,024)                             382,826,715

           SHORT TERM MUNICIPAL NOTES-1.9%
           NEW YORK-1.9%
A-2        New York City IDR
           (Nippon Cargo Air Proj)
           Ser 92 AMT VRDN
           5.00%, 11/01/15 (c)
           (cost $7,500,000)                      7,500        7,500,000

           TOTAL INVESTMENTS-98.4%
             (cost $366,268,024)                             390,326,715
           Other assets less liabilities-1.6%                  6,536,974

           NET ASSETS-100%                                  $396,863,689


See footnote summary on page 23.

See Glossary of Terms on page 23.

See notes to financial statements.


16


CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
           CALIFORNIA MUNICIPAL BONDS-97.8%
           LONG TERM MUNICIPAL BONDS-83.5%
NR         Alameda
           Assess Dist
           (Harbor Bay Bus Park)
           5.00%, 9/02/05                       $ 1,870     $  1,872,880
           5.50%, 9/02/12                         9,830        9,856,836
NR         Calabasas Comm
           Fac Dist #98-1 Spec Tax
           5.75%, 9/01/28                         1,000        1,002,530
A+         California GO
           (Veterans Hsg)
           Ser 95 AMT
           6.40%, 2/01/20                        33,130       33,692,879
A+         California HFA
           MFHR (Multi-Unit
           Rental Hsg)
           Ser 92A AMT
           6.50%, 2/01/14                         4,865        5,152,084
AAA        California HFA
           SFMR (Home Mtg Rev)
           AMBAC Ser 96H AMT
           6.20%, 2/01/27                         8,000        8,412,400
AA-        California HFA
           SFMR (Home Mtg Rev)
           Ser 94E AMT
           6.70%, 8/01/25                         9,290        9,851,859
AAA        California HFA
           SFMR (Home Mtg Rev)
           Ser 95A-2 AMT
           6.45%, 8/01/25                        13,400       14,116,632
AA         California HFA
           SFMR (Home Mtg Rev)
           Ser 99A-2 AMT
           5.25%, 8/01/26                         7,550        7,561,249
A-         California Poll Ctl Fin Auth
           PCR (Keller Canyon/
           Browning-Ferris Ind) Asset Gty
           Ser 92 AMT
           6.875%, 11/01/27                       5,000        5,267,300
AA-        California Poll Ctl Fin Auth
           PCR (Pacific Gas & Elec)
           Ser 93A AMT
           5.875%, 6/01/23                       45,345       47,134,313
AA-        California Poll Ctl Fin Auth
           PCR (Pacific Gas & Elec)
           Ser 93B AMT
           5.85%, 12/01/23                       56,000       58,286,480
A+         California Poll Ctl Fin Auth
           PCR (San Diego Gas & Elec)
           Ser 93A-C AMT
           5.85%, 6/01/21                        32,335       33,654,915
A+         California Poll Ctl Fin Auth
           PCR (So Calif Edison)
           Ser 92B AMT
           6.40%, 12/01/24                       36,030       39,241,354
NR         California Statewide
           (San Diego Space & Science)
           Ser 96
           7.50%, 12/01/16                        3,410        3,980,322
NR         Capistrano Sch Dist
           Comm Fac # 98-1 (Ladera)
           Ser 99
           5.30%, 9/01/11                         1,800        1,801,476
NR         Capistrano Sch Dist
           Comm Fac #98-2 (Ladera)
           Ser 99
           5.70%, 9/01/20                         6,500        6,505,135
           5.75%, 9/01/29                        14,500       14,511,310
A+         Chula Vista
           PCR (San Diego Gas & Elec)
           Ser 92A AMT
           6.40%, 12/01/27                       28,240       30,678,242
Aaa        Contra Costa Cnty
           MFHR (Byron Park Proj)
           GNMA Ser 93A AMT
           6.40%, 1/20/31 (a)                    11,860       12,763,969
NR         Corona Comm
           Fac Dist # 97-2
           (Eagle Glen)
           5.75%, 9/01/16                         2,505        2,510,962
NR         Corona Comm
           Fac Dist #97-2
           (Eagle Run)
           5.875%, 9/01/23                        3,345        3,373,600
NR         Corona Comm
           Fac Dist # 97-2
           (Eagle Glen)
           5.875%, 9/01/23                        3,260        3,287,873
NR         Encinitas Comm
           Fac Dist #1
           (Encinitas Ranch)
           Ser 98A
           4.80%, 9/01/03                         1,835        1,854,139
           5.30%, 9/01/07                         2,295        2,308,518
           5.70%, 9/01/12                         4,270        4,290,581
           5.875%, 9/01/20                       10,020       10,119,699
           6.00%, 9/01/30                        21,170       21,405,834


17


CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
NR         Encinitas Rec Rev
           (Encinitas Ranch Golf Course)
           Ser 96A
           7.75%, 9/01/26                      $ 10,760     $ 12,117,051
NR         Fairfield Assess Dist
           (No Cordelia Imp Dist)
           Ser 93
           7.375%, 9/02/18                        2,380        2,468,750
NR         Fontana Comm
           Fac Dist #11 (Heritage
           West End)
           Ser 99A
           6.50%, 9/01/27                         2,350        2,355,476
           6.50%, 9/01/28                         8,150        8,168,989
NR         Fontana Comm
           Fac Dist #3 (Hunters Ridge)
           Ser 90A
           8.70%, 10/01/15                        8,000        8,496,000
AAA        Fresno Comm
           Fac Dist #3 (Palm Bluffs)
           Ser 98
           4.75%, 9/01/05                         8,000        8,009,760
NR         La Verne Comm
           Fac Dist # 88-1 Spec Tax
           5.875%, 3/01/14                        6,920        6,938,546
AA-        Long Beach
           Port Fac (Harbor Rev)
           Ser 93 AMT
           5.125%, 5/15/18                       17,325       17,421,154
AAA        Los Angeles Cnty Arpt
           (Ontario Int'l Arpt)
           FGIC Ser 96A AMT
           6.00%, 5/15/22                        12,780       13,928,666
NR         Los Angeles Cnty Comm
           Fac Dist #3 (Valencia/
           Newhall Area)
           Ser 95A
           7.125%, 9/01/20                        5,500        6,027,670
NR         Los Angeles Cnty Comm
           Fac Dist #4 (Calabasas Area)
           Ser 92A
           7.65%, 9/01/17                         2,500        2,773,625
NR         Los Angeles Cnty Comm
           Fac Dist #92-1
           (Castaic Union SD/
           Northlake)
           Ser 92
           9.00%, 10/01/19                        8,710        9,797,792
BB         Los Angeles Comm Redev
           MFHR (Grand Ctrl Proj)
           Ser 93A AMT
           5.85%, 12/01/26                        4,030        4,039,994
AAA        Los Angeles Harbor Rev
           MBIA Ser 96B AMT
           6.20%, 8/01/25                        10,000       11,053,300
AA         Los Angeles Harbor Rev
           Ser 95B AMT
           6.625%, 8/01/25                       24,000       26,094,240
AAA        No Calif Trans Agy
           Elec Rev
           (Calif-Oregon Trans)
           MBIA Ser 93A
           7.309%, 4/29/24 (c)                   11,600       12,163,992
NR         Novato Comm
           Fac Dist #94-1
           (Hamilton Field)
           Ser 95 ETM
           7.375%, 9/01/25                       12,400       13,724,816
NR         Ontario Assess Dist #107
           (CA Commerce Ctr So)
           7.70%, 9/02/10                         6,130        6,329,348
AAA        Orange Cnty Arpt Rev
           (John Wayne Int'l)
           MBIA Ser 93 AMT
           5.50%, 7/01/18                         4,500        4,670,730
NR         Orange Cnty Comm
           Fac Dist #87-2
           (Portola Hills)
           Ser 91A
           9.30%, Pre-refunded
           8/15/01                                8,850       10,110,240
NR         Orange Cnty Comm
           Fac Dist #92-1 (Las Flores/
           Capistrano USD)
           Ser 97
           7.10%, Pre-refunded
           9/01/03                                3,200        3,821,088
BBB-       Orange Cnty Sr Lien
           Foothill/Eastern Corridor
           Ser 95A
           Zero coupon, 1/01/15                  18,500        8,094,675
           Zero coupon, 1/01/25                  15,000        3,832,500
           Zero coupon, 1/01/27                  10,000        2,291,000
           Zero coupon, 1/01/28                  10,000        2,172,100


18


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AAA        Orange Cnty Sr Lien
           San Joaquin Hills
           Transp Corridor
           Ser 93 ETM
           Zero coupon, 1/01/17                $ 16,000     $  6,678,880
           Zero coupon, 1/01/19                  20,000        7,432,600
           Zero coupon, 1/01/20                  20,000        7,067,400
           Zero coupon, 1/01/21                  20,000        6,720,400
           Zero coupon, 1/01/23                  35,000       10,658,550
           Zero coupon, 1/01/25                  18,100        4,984,740
           7.00%, 1/01/30                        13,400       15,176,974
AAA        Palm Springs COP
           Ser 91B ETM
           Zero coupon, 4/15/21                  53,025       16,259,056
AAA        Palm Springs Fin Auth
           Arpt Rev
           (Palm Springs Regional Arpt)
           MBIA Ser 92 AMT
           6.00%, 1/01/22                         6,860        7,278,940
AAA        Port of Oakland
           MBIA Ser 92E AMT
           6.40%, 11/01/22                       23,370       25,378,885
           6.50%, 11/01/16                        8,000        8,776,320
BBB+       Port of Oakland Spec Fac
           (Mitsui OSK Lines)
           Ser 92A AMT
           6.80%, 1/01/19                         3,700        4,000,366
NR         Riverside Comm
           Fac Dist #90-1
           (Highlander Proj)
           Ser 91A
           8.50%, 9/01/15                         2,000        2,189,900
AAA        Sacramento Cnty Arpt
           Sys Rev
           FGIC Ser 92A AMT
           6.00%, 7/01/20                        11,750       12,578,281
AAA        Sacramento Cnty Arpt
           Sys Rev
           MBIA Ser 96A AMT
           5.90%, 7/01/24                         5,050        5,493,138
NR         Sacramento Comm
           Fac Dist #97-01
           (No Natomas Proj)
           Ser 97A
           6.70%, 9/01/17                         6,805        7,286,726
           6.75%, 9/01/27                         9,370       10,031,991
NR         Sacramento Comm
           Fac Lease/Rev
           (No Natomas Proj)
           Ser 99A
           6.25%, 9/01/23                         6,435        6,450,315
NR         Sacramento Cty & Cnty Comm
           Fac Dist#4
           (No Natomas Proj)
           Ser 99A
           5.70%, 9/01/23                         6,215        6,228,300
AAA        San Bernardino Cnty
           Solid Waste
           (Inland Empire)
           FSA Ser 96B AMT
           6.00%, 8/01/16                         2,500        2,744,325
AAA        San Diego HFA
           MFHR Rental Housing Rev
           Ser 98C AMT
           5.25%, 1/20/40                         6,380        6,379,490
AAA        San Francisco City &
           Cnty Int'l Arpt
           AMBAC Ser 94 II-6 AMT
           6.60%, 5/01/24                         5,000        5,573,150
AAA        San Francisco City &
           Cnty Int'l Arpt
           FGIC Ser 94 II-5 AMT
           6.50%, 5/01/24                        11,000       12,238,380
AAA        San Francisco City &
           Cnty Int'l Arpt
           FGIC Ser 96-II AMT
           6.25%, 5/01/26                         7,000        7,675,010
AAA        San Francisco City &
           Cnty Int'l Arpt
           MBIA Ser 10A AMT
           5.70%, 5/01/26                         9,385        9,897,609
AAA        San Francisco Cty &
           Cnty Int'l Arpt
           MBIA Ser 93 II-3 AMT
           6.20%, 5/01/20                         8,920        9,873,013
AAA        San Francisco Cty &
           Cnty Int'l Arpt
           MBIA Ser 93 AMT
           6.10%, 5/01/13                         3,320        3,662,491
           6.20%, 5/01/20                         5,580        6,065,404
AAA        San Jose Arpt Rev
           (San Jose Arpt)
           FGIC Ser 93 AMT
           5.70%, 3/01/18                         8,825        9,315,758


19


CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AAA        So Calif HFA
           SFMR GNMA/FNMA
           Ser 91B AMT
           6.90%, 10/01/24                      $ 1,420      $ 1,488,728
AAA        So Calif HFA
           SFMR GNMA/FNMA
           Ser 92A AMT
           6.75%, 9/01/22                         1,200        1,260,480
BBB+       Westminster Redev Agy
           MFHR (Rose Garden Apt)
           Ser 93A AMT
           6.75%, 8/01/24                         1,000        1,058,420
NR         Winchester Hills Comm
           Fac Dist #98-1
           (Winchester Hills)
           Ser 98A
           6.30%, 9/01/18                         4,555        4,693,927
           6.375%, 9/01/28                        6,700        6,904,819
AAA        Yolo Cnty Hsg Auth
           MFHR (Waggener Ranch Apts)
           FHA Ser 91 AMT
           7.00%, 10/01/33                        9,000        9,737,550

           TOTAL LONG TERM MUNICIPAL BONDS
             (cost $802,136,390)                             870,637,189

           SHORT TERM MUNICIPAL NOTES-14.3%
A-1+       Alameda Cnty IDR
           (West Coast Pack) Project A
           4.20%, 4/01/29                         5,400        5,400,000
A-1+       Alameda Cnty IDR
           (Dicon Fiberoptics)
           Series 97A AMT VRDN
           3.60%, 5/01/03 (c)                     1,400        1,400,000
A-2        Assoc Bay Area Gov't IDR
           (Reliance Tech Service Inc)
           Ser 95A AMT VRDN
           5.50%, 10/01/19 (c)                    5,041        5,041,000
NR         Auburn IDR
           (Coherent Inc Proj)
           Ser 88 AMT VRDN
           5.20%, 10/01/08 (c)                    1,800        1,800,000
A-1+       California Statewide
           (Johanson Dev Proj.)
           Ser E
           4.05%, 11/01/20                        1,950        1,950,000
A-1+       California Comm Dev Auth
           (Pasco Proj.) Ser B
           4.05%, 12/01/14                        2,295        2,295,000
A-1+       California Statewide
           (Sunclipse Union City)
           4.05%, 9/01/04                         2,135        2,135,000
P-1        California Statewide
           (Chevron)
           4.25%, 12/15/24                        7,200        7,200,000
A-2        California Statewide
           (APM Inc Proj)
           Ser 94A AMT VRDN
           5.50%, 6/01/04 (c)                       900          900,000
A-2        California Statewide
           (DV Industries Inc Proj)
           Ser 94A AMT VRDN
           5.50%, 8/01/19 (c)                     1,950        1,950,000
A-2        California Statewide
           (Merrill Packaging Proj)
           Ser 93 AMT VRDN
           5.50%, 12/01/18 (c)                    1,510        1,510,000
A-2        California Statewide
           (Packaging Innovators Corp)
           Ser 94A AMT VRDN
           5.50%, 6/01/19 (c)                     2,775        2,775,000
A-2        California IDR
           (Watt Four, LLC)
           Ser 97 AMT VRDN
           6.00%, 5/01/22 (c)                     2,750        2,750,000
A-1+       California Poll Ctl Fin Auth
           PCR (Shell Martinez Proj)
           Ser 96A AMT VRDN
           4.00%, 10/01/31 (c)                    7,700        7,700,000
VMIG-1     California Poll Ctl Fin Auth
           PCR (Taormina Inds Inc)
           Ser 96A AMT VRDN
           3.90%, 8/01/16 (a)(c)                 14,300       14,300,000
A-1        California Poll Ctl Fin Auth
           PCR (Wadham Energy Proj)
           Ser 87A AMT VRDN
           4.10%, 11/01/17 (c)                    6,075        6,075,000
A-2        California Poll Ctl Fin Auth
           PCR (Wadham Energy Proj)
           Ser 87C AMT VRDN
           4.10%, 11/01/17 (c)                    2,400        2,400,000
A-1        California Poll Ctl Fin Auth
           (Pacific Gas & Elec)
           Revenue
           4.05%, 1/01/10                         2,500        2,500,000
A-1        California Poll Ctl Fin Auth
           Solid Waste Rev
           (Nummi Mfg)
           Ser 98A AMT VRDN
           5.50%, 4/01/18 (c)                     9,015        9,015,000


20


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
A-1+       Garden Grove MFHR
           (Malabar Apts) Ser A
           4.00%, 12/15/29                      $ 7,150      $ 7,150,000
A-1+       Long Beach Res Rec
           (Southeast Fac Auth
           Lease Rev)
           Ser 95B AMT VRDN
           3.95%, 12/01/18 (c)                   28,819       28,819,000
VMIG-1     Los Angeles Cnty HFA
           MFHR (Sand Canyon
           Villas Proj)
           Ser 89A AMT VRDN
           6.00%, 11/01/09 (a)(c)                12,000       12,000,000
A-1+       Ontario Redev Agy
           MFHR (Vineyard Village
           Proj)
           Ser 97A AMT VRDN
           4.15%, 9/01/27 (c)                     2,900        2,900,000
A-1+       San Bernardino Cnty
           (Master Halco, Inc.) Ser I
           3.85%, 12/01/06                        1,800        1,800,000
A-1+       San Bernardino Cnty IDR
           (NRIInc. Proj)
           4.05%, 5/01/09                         1,425        1,425,000
A-1        Santa Cruz Cnty HFA
           MFHR (Paloma Del Mar
           Apts)
           Ser 92A AMT VRDN
           5.40%, 6/01/22 (c)                     7,700        7,700,000
A-2        Santa Cruz Cnty IDR
           (Wilson Entities Ltd)
           Ser 93 AMT VRDN
           5.50%, 11/01/18 (c)                    2,610        2,610,000
A-1+       Vallejo MFHR
           (Hillside Terrace Apts)
           Ser A
           3.95%, 3/15/27                         5,350        5,350,000

           TOTAL SHORT TERM MUNICIPAL NOTES
             (cost $148,850,000)                             148,850,000

           TOTAL INVESTMENTS-97.8%
             (cost $950,986,390)                           1,019,487,189
           Other assets less liabilities-2.2%                 22,746,020

           NET ASSETS-100%                                $1,042,233,209


See footnote summary on page 23.

See Glossary of Terms on page 23.

See notes to financial statements.


21


INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
           CALIFORNIA MUNICIPAL BONDS-99.0%
           LONG TERM MUNICIPAL BONDS-93.3%
AAA        Alhambra COP
           Assess Dist #91-1 (Police Fac)
           AMBAC Ser 92
           6.75%, 9/01/23                       $ 5,000     $  5,402,200
AAA        Brea Pub Fin Auth
           Tax Alloc Redev (Proj B)
           MBIA Ser 91A
           7.00%, 8/01/15                         1,470        1,600,286
AAA        California HFA
           MFHR (Home Mtg Rev)
           AMBAC Ser 95A
           6.25%, 2/01/37                         5,000        5,342,750
AAA        Coronado Comm Dev Proj
           Tax Alloc FSA Ser 96
           6.00%, 9/01/26                         8,700        9,637,164
AAA        Fontana Pub Fin Auth
           Tax Alloc (No Fontana)
           MBIA Ser 93A
           5.625%, 9/01/24                        8,805        9,231,778
AAA        Glendale Hlth Fac Rev
           (Glendale Mem Hosp)
           CONNIE LEE
           Ser 95A
           5.60%, 11/15/25                        2,000        2,058,660
AAA        La Mirada Redev Agy
           Tax Alloc (Commercial
           Redev)
           FSA Ser 95B
           5.90%, 8/15/24                         5,000        5,431,400
Aa         Lancaster Redev Agy
           MFHR (High Valley Apts)
           FHA Ser 96A
           6.00%, 6/01/27 (a)                     4,170        4,370,661
AAA        Los Angeles Cnty
           Metro Trans Auth
           MBIA Ser 93A
           5.625%, 7/01/18                        3,000        3,172,770
AAA        Los Angeles Cnty Comm
           Redev
           Tax Alloc (Bunker Hill Proj)
           FSA Ser 93H
           5.60%, 12/01/28                        9,000        9,380,790
AAA        Los Angeles Cnty Trans
           Comm
           FGIC Ser 91B
           6.50%, 7/01/15                         5,000        5,368,750
AAA        Madera Cnty COP
           Hosp Rev (Valley Children's
           Hosp)
           MBIA Ser 95
           6.125%, Pre-refunded
           3/15/05                                4,000        4,530,400
AAA        Mojave Wtr Agy
           Imp Dist M (Morongo Basin
           Pipeline)
           FGIC Ser 96
           5.80%, 9/01/22                         5,000        5,421,200
AAA        No Calif Trans Agy
           Elec Rev (Calif-Oregon
           Trans)
           MBIA Ser 93A
           7.309%, 4/29/24 (b)                    7,650        8,021,943
AAA        Orange Cnty
           (Saddleback Valley)
           FSA Ser 95A
           5.65%, 9/01/17                         2,000        2,125,220
AAA        Orange Cnty COP
           (Loma Ridge Data Ctr Proj)
           AMBAC
           6.00%, 6/01/21                         1,000        1,076,770
AAA        Orange Cnty Recov
           MBIA Ser 96A
           6.00%, 7/01/26                         3,000        3,318,090
AAA        Palm Springs COP
           Ser 91B ETM
           Zero coupon, 4/15/21                  17,475        5,358,359
AAA        Rancho Wtr Dist Fin Auth
           AMBAC Ser 91
           9.304%, Pre-refunded
           9/11/01                                3,000        3,499,260
AAA        Redding COP
           Elec Sys Rev
           MBIA Ser 92A
           9.319%, 7/01/22                        2,000        2,668,700
AAA        Sacramento Cnty Arpt
           Sys Rev
           MBIA Ser 96B
           5.75%, Pre-refunded
           7/01/06                                3,260        3,665,218
AAA        Sacramento Muni Util Dist
           Elec Rev
           MBIA Ser 93E
           5.75%, 5/15/22                         5,000        5,309,500


22


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AAA        San Bernardino Cnty Redev
           (Ontario Proj #1)
           MBIA Ser 93 ETM
           5.80%, 8/01/23                      $ 10,000     $ 10,701,600
AAA        San Bernardino Cnty
           Redev Agy
           Tax Alloc (Joint Pwr Fin)
           FSA Ser 95A
           5.75%, 10/01/25                        5,000        5,346,500
AAA        San Dimas Redev Agy
           (Creative Growth)
           FSA Ser 91A
           6.75%, 9/01/16                         1,000        1,083,700
AAA        San Francisco City & Cnty
           Int'l Arpt
           MBIA Ser 93 II-4
           6.00%, 5/01/14                         5,000        5,467,655
A          San Francisco Univ Ed Fac
           (Student Hsg Rev)
           ACA Ser 99
           5.25%, 7/01/32                        15,000       14,905,500
AAA        Shasta Lake COP
           Elec Sys Rev FSA
           Ser 96-2
           6.00%, 4/01/16                         2,895        3,181,402
AAA        So Tahoe Joint Pwr Fin Auth
           CAP MAC Ser 95A
           5.75%, 10/01/25                        4,500        4,795,830

           TOTAL LONG TERM MUNICIPAL BONDS
             (cost $140,509,999)                             151,474,056

           SHORT TERM MUNICIPAL NOTES-5.7%
A-2        California Cmnty Hlth Fac
           (Sutter Hlth)
           AMBAC Ser 95 VRDN
           4.45%, 7/01/15 (c)                     7,400        7,400,000
A1+        Westminster Redev Agy
           Tax Alloc (Westminster
           Commer Redev Proj #1)
           AMBAC Ser 97 VRDN
           3.90%, 8/01/27 (c)                     1,940        1,940,000

           TOTAL SHORT TERM MUNICIPAL NOTES
             (cost $9,340,000)                                 9,340,000

           TOTAL INVESTMENTS-99.0%
             (cost $149,849,999)                             160,814,056
           Other assets less liabilities-1.0%                  1,618,772

           NET ASSETS-100%                                  $162,432,828


(a)  Moody's or Fitch Rating.

(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms below.

     Glossary of Terms:

     ACA         American Capital Access Financial Guaranty Corporation
     AMBAC       American Municipal Bond Assurance Corporation
     AMT         Alternative Minimum Tax - (subject to)
     CAP MAC     Capital Markets Assurance Corporation
     CONNIE LEE  Connie Lee Insurance Company
     COP         Certificate of Participation
     ETM         Escrow to Maturity
     FGIC        Financial Guaranty Insurance Company
     FHA         Federal Housing Administration
     FHLMC       Federal Home Loan Mortgage Corp.
     FNMA        Federal National Mortgage Association
     FSA         Financial Security Assurance Inc.
     GNMA        Government National Mortgage Association
     GO          General Obligation
     HDA         Housing Development Authority
     HFA         Housing Finance Authority
     IDR         Industrial Development Revenue
     MBIA        Municipal Bond Investors Assurance
     MFHR        Multi-Family Housing Revenue
     NR          Rating not applied for
     PCR         Pollution Control Revenue
     SFMR        Single Family Mortgage Revenue

     See notes to financial statements.


23


STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                   INSURED                                      INSURED
                                                    NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                  -------------  -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
    (cost: $691,414,278; $197,629,241;
    $366,268,024; $950,986,390 and
    $149,849,999 respectively)                    $707,051,606   $205,085,832   $390,326,715 $1,019,487,189   $160,814,056
  Cash                                                      -0-            -0-            -0-            -0-        36,706
  Receivable for investment securities sold         14,118,019     50,664,184             -0-            -0-            -0-
  Interest receivable                               10,129,447      2,844,162      5,712,049     15,053,038      2,101,470
  Receivable for capital stock sold                  5,113,119        844,167      2,027,918     13,842,614            400
  Prepaid expenses                                      72,822         16,062         21,898         65,906         10,193
  Total assets                                     736,485,013    259,454,407    398,088,580  1,048,448,747    162,962,825

LIABILITIES
  Due to custodian                                     301,253        339,512        259,407        263,763             -0-
  Payable for investment securities purchased       19,199,727      8,450,530             -0-     3,117,100             -0-
  Dividends payable                                    935,217        298,063        523,366      1,326,133        189,562
  Payable for capital stock redeemed                   387,173         73,541        107,303        571,233         43,248
  Distribution fee payable                             355,246        102,989        196,940        467,253         66,386
  Advisory fee payable                                 116,653        102,652         48,538        249,298         73,714
  Unclaimed dividends                                   78,007             -0-            -0-        90,989         90,989
  Accrued expenses                                      59,507         72,882         89,337        129,769         66,098
  Total liabilities                                 21,432,783      9,440,169      1,224,891      6,215,538        529,997

NET ASSETS                                        $715,052,230   $250,014,238   $396,863,689 $1,042,233,209   $162,432,828

COMPOSITION OF NET ASSETS
  Capital stock, at par                                $65,474        $24,453        $38,827        $92,617        $11,495
  Additional paid-in capital                       694,507,912    240,587,793    375,147,336    982,808,585    151,956,599
  Distributions in excess of net investment income  (2,895,294)      (762,487)      (722,177)    (3,256,998)      (277,790)
  Accumulated net realized gain (loss) on
    investment transactions                          7,737,636      2,707,888     (1,658,988)    (5,911,794)      (221,533)
  Net unrealized appreciation of investments        15,636,502      7,456,591     24,058,691     68,500,799     10,964,057
                                                  $715,052,230   $250,014,238   $396,863,689 $1,042,233,209   $162,432,828

  CLASS A SHARES
  Net assets                                      $400,729,987   $178,179,571   $220,796,372   $653,895,576   $117,415,613
  Shares of capital stock outstanding               36,674,691     17,421,022     21,600,584     58,103,531      8,309,905

  CLASS B SHARES
  Net assets                                      $196,760,136    $48,432,177   $123,931,965   $237,539,020    $27,392,894
  Shares of capital stock outstanding               18,027,527      4,741,115     12,126,253     21,110,548      1,938,408

  CLASS C SHARES
  Net assets                                      $117,562,107    $23,402,490    $52,135,352   $150,798,613    $17,624,321
  Shares of capital stock outstanding               10,771,510      2,290,675      5,100,653     13,402,584      1,247,048


24


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                   INSURED                                      INSURED
                                                    NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                  -------------  -------------  -------------  -------------  -------------
CALCULATION OF MAXIMUM
OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share     $10.93         $10.23         $10.22         $11.25         $14.13
  Sales charge--4.25% of public offering price          .49            .45            .45            .50            .63
  Maximum offering price                             $11.42         $10.68         $10.67         $11.75         $14.76

  CLASS B SHARES
  Net asset value and offering price per share       $10.91         $10.22         $10.22         $11.25         $14.13

  CLASS C SHARES
  Net asset value and offering price per share       $10.91         $10.22         $10.22         $11.25         $14.13


See notes to financial statements.


25


STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                   INSURED                                      INSURED
                                                    NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME
  Interest                                         $18,422,981     $6,275,611    $10,589,465    $25,568,144     $4,320,991

EXPENSES
  Advisory fee                                       2,141,327        743,757      1,184,709      2,928,161        439,574
  Distribution fee - Class A                           559,951        264,184        318,820        873,518        170,902
  Distribution fee - Class B                           997,141        244,853        595,450      1,099,614        145,493
  Distribution fee - Class C                           562,478        114,100        237,349        673,733         84,061
  Transfer agency                                      256,889         86,463        146,328        206,818         31,626
  Custodian                                             90,206         37,489         61,262         90,692         26,981
  Administrative                                        46,875         46,875         46,875         46,875         46,875
  Printing                                              37,359         34,616         19,958         34,778         16,137
  Registration                                          18,586         12,594         13,440         31,300          6,041
  Audit and legal                                       15,312         15,206         13,853         40,906         13,702
  Directors' fees                                        2,896          2,896          2,896          2,896          2,896
  Miscellaneous                                          5,927          2,004          5,471         11,863          2,662
  Total expenses                                     4,734,937      1,605,037      2,646,411      6,041,154        986,950
  Less: advisory fee waived (see note B)            (1,456,102)      (123,973)      (900,379)    (1,522,643)            -0-
  Net expenses                                       3,278,835      1,481,064      1,746,032      4,518,511        986,950
  Net investment income                             15,144,146      4,794,547      8,843,433     21,049,633      3,334,041

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on investment
    transactions                                     7,743,922      2,711,384       (195,470)       449,269             -0-
  Net change in unrealized appreciation of
    investments                                    (10,234,864)    (4,073,053)    (2,335,297)    (5,439,695)    (1,257,257)
  Net loss on investments                           (2,490,942)    (1,361,669)    (2,530,767)    (4,990,426)    (1,257,257)

NET INCREASE IN NET ASSETS FROM OPERATIONS         $12,653,204     $3,432,878     $6,312,666    $16,059,207     $2,076,784


See notes to financial statements.


26


STATEMENTS OF CHANGES IN NET ASSETS              ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                NATIONAL                INSURED NATIONAL
                                   ------------------------------- -----------------------------
                                   SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                                    APRIL 30, 1999    OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                                      (UNAUDITED)        1998        (UNAUDITED)       1998
                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income               $15,144,146    $29,641,197     $4,794,547     $9,694,579
  Net realized gain on investment
    transactions                        7,743,922     11,054,812      2,711,384      6,650,920
  Net change in unrealized
    appreciation of investments       (10,234,864)      (660,042)    (4,073,053)      (168,400)
  Net increase in net assets from
    operations                         12,653,204     40,035,967      3,432,878     16,177,099

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                            (9,845,693)   (17,277,432)    (3,891,356)    (7,331,490)
    Class B                            (4,608,868)    (8,200,493)      (923,432)    (1,655,195)
    Class C                            (2,609,647)    (4,163,272)      (430,983)      (707,894)
  Distributions in excess of net
    investment income
    Class A                                    -0-    (1,076,316)            -0-      (882,481)
    Class B                                    -0-      (510,858)            -0-      (199,233)
    Class C                                    -0-      (259,356)            -0-       (85,208)
  Net realized gain on investments
    Class A                            (3,218,494)            -0-    (3,796,552)    (3,321,194)
    Class B                            (1,764,842)            -0-    (1,065,308)      (878,080)
    Class C                              (974,028)            -0-      (476,055)      (370,918)

CAPITAL STOCK TRANSACTIONS
  Net increase                         55,149,521     51,860,472      7,419,752     13,768,898
  Total increase                       44,781,153     60,408,712        268,944     14,514,304

NET ASSETS
  Beginning of year                   670,271,077    609,862,365    249,745,294    235,230,990
  End of period                      $715,052,230   $670,271,077   $250,014,238   $249,745,294


See notes to financial statements.


27


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                            NEW YORK
                                                 -------------------------------
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                  APRIL 30, 1999     OCTOBER 31,
                                                    (UNAUDITED)        1998
                                                   -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                              $8,843,433    $15,989,493
  Net realized gain (loss) on investment
    transactions                                       (195,470)     2,109,069
  Net change in unrealized appreciation of
    investments                                      (2,335,297)     4,593,642
  Net increase in net assets from operations          6,312,666     22,692,204

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (5,403,545)    (9,784,034)
    Class B                                          (2,609,225)    (4,539,871)
    Class C                                          (1,040,503)    (1,665,588)
  Distributions in excess of net
    investment income
    Class A                                                  -0-      (329,150)
    Class B                                                  -0-      (152,729)
    Class C                                                  -0-       (56,033)

CAPITAL STOCK TRANSACTIONS
  Net increase                                       33,098,451     43,586,484
  Total increase                                     30,357,844     49,751,283

NET ASSETS
  Beginning of year                                 366,505,845    316,754,562
  End of period                                    $396,863,689   $366,505,845


See notes to financial statements.


28


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                               CALIFORNIA               INSURED CALIFORNIA
                                     ----------------------------  ----------------------------
                                    SIX MONTHS ENDED YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                                    APRIL 30, 1999   OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                                      (UNAUDITED)       1998         (UNAUDITED)      1998
                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income               $21,049,633    $37,386,117     $3,334,041     $6,625,535
  Net realized gain on investment
    transactions                          449,269      6,234,155             -0-       112,114
  Net change in unrealized
    appreciation of investments        (5,439,695)    16,056,939     (1,257,257)     4,135,620
  Net increase in net assets from
    operations                         16,059,207     59,677,211      2,076,784     10,873,269
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                           (15,080,232)   (24,897,286)    (2,548,379)    (4,943,558)
    Class B                            (4,934,713)    (7,973,937)      (546,127)    (1,139,926)
    Class C                            (3,032,104)    (4,514,894)      (315,923)      (542,051)
  Distributions in excess of net
    investment income
    Class A                                    -0-    (1,151,725)            -0-      (287,347)
    Class B                                    -0-      (368,867)            -0-       (66,259)
    Class C                                    -0-      (208,855)            -0-       (31,507)
CAPITAL STOCK TRANSACTIONS
  Net increase                        166,728,204    134,072,838      4,694,134     10,150,493
  Total increase                      159,740,362    154,634,485      3,360,489     14,013,114
NET ASSETS
  Beginning of year                   882,492,847    727,858,362    159,072,339    145,059,225
  End of period                    $1,042,233,209   $882,492,847   $162,432,828   $159,072,339


See notes to financial statements.


29


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund amortizes premiums, accretes original issue discounts and market discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.


30


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the six months ended April 30, 1999, the Adviser has agreed to waive part of its advisory fee for the National, Insured National, New York and California Portfolios. The aggregate amounts of such fee waivers were: $1,456,102, $123,973, $900,379 and $1,522,643 respectively. Pursuant to the advisory agreement, the Fund paid $234,375 to the Adviser representing the cost of certain legal and accounting services provided to each Portfolio by the Adviser.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $257,201; Insured National Portfolio, $54,729; New York Portfolio, $106,937; California Portfolio, $166,219 and Insured California Portfolio, $31,444 for the six months ended April 30, 1999.

In addition, for the year ended April 30, 1999, the Fund's expenses were reduced by: National Portfolio $16,127; Insured National Portfolio $4,305; New York Portfolio $8,317; California Portfolio $13,434 and Insured California Portfolio, $2,062 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The amount of front-end sales charges received by the Distributor from sales of the respective Portfolio's Class A shares for the six months ended April 30, 1999 were: National Portfolio, $45,885; Insured National Portfolio, $11,960; New York Portfolio, $33,836; California Portfolio, $53,375; Insured California, $8,008. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class A shares were: National Portfolio, $10,734; New York, $9,752; California Portfolio, $15,466; and Insured National, $11,948. Insured California Portfolio had no contingent deferred sales charges. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares were: National Portfolio, $98,512; Insured National Portfolio, $23,872; New York Portfolio, $35,086; California Portfolio, $91,247; and Insured California Portfolio, $11,688. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares were:National Portfolio, $17,370; Insured National Portfolio, $3,315; New York Portfolio, $24,089; California Portfolio, $24,422; and Insured California, $2,599.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agree


31


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

ment provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO                                              CLASS B        CLASS C
---------                                            ----------     ----------
National                                             $3,962,461     $3,405,680
Insured National                                      2,250,839      1,147,423
New York                                              3,978,526      1,751,214
California                                            6,286,421      3,347,062
Insured California                                    1,792,634        847,721

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended April 30, 1999 were as follows:

PORTFOLIO                                           PURCHASES        SALES
---------                                          ------------   ------------
National                                           $377,734,681   $312,948,149
Insured National                                    131,858,167     94,804,929
New York                                            106,966,360     29,475,793
California                                          227,155,526     84,353,455
Insured California                                   28,941,788      4,994,968

There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 1999.

At April 30, 1999, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:


                                          GROSS UNREALIZED             NET
                                    ----------------------------    UNREALIZED
                       TAX COST     APPRECIATION  (DEPRECIATION)   APPRECIATION
                     ------------   ------------  --------------   ------------
National             $691,414,278    $18,365,121   $(2,727,793)    $15,637,328
Insured National      197,629,241      7,839,216      (382,625)      7,456,591
New York              366,434,851     24,284,545      (392,681)     23,891,864
California            950,986,390     68,767,373      (266,574)     68,500,799
Insured California    149,849,999     11,237,301      (273,244)     10,964,057


NOTE E: TAXES
For Federal income tax purposes at October 31, 1998, the Fund had capital loss carryforwards for the following Portfolios: $1,444,926 expiring in 2003 for the New York Portfolio; $4,309,001 expiring in 2003 and $2,052,062 expiring in 2004 for the California Portfolio; and $221,533 expiring in 2002 for the Insured California Portfolio.


32


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                                        NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999   OCT. 31,   APRIL 30, 1999     OCT. 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            3,625,136     7,594,850    $ 39,876,544    $ 83,693,512
Shares issued in
  reinvestment of
  dividends and
  distributions          720,250       958,894       7,922,599      10,582,438
Shares converted
  from Class B         2,229,948       899,961      24,441,008       9,934,458
Shares redeemed       (2,759,099)   (6,731,237)    (30,342,259)    (74,127,641)
Net increase           3,816,235     2,722,468    $ 41,897,892    $ 30,082,767

CLASS B
Shares sold            3,054,277     4,004,496    $ 33,551,173    $ 44,261,765
Shares issued in
  reinvestment of
  dividends and
  distributions          371,266       532,635       4,080,390       5,876,000
Shares converted
  to Class A          (2,229,948)     (899,961)    (24,441,008)     (9,934,458)
Shares redeemed         (990,214)   (3,238,840)    (10,892,671)    (35,717,016)
Net increase             205,381       398,330    $  2,297,884    $  4,486,291

CLASS C
Shares sold            1,702,077     2,677,765    $ 18,688,829    $ 29,579,521
Shares issued in
  reinvestment of
  dividends and
  distributions          221,340       392,655       2,432,489       4,329,223
Shares redeemed         (926,780)   (1,506,893)    (10,167,573)    (16,617,330)
Net increase             996,637     1,563,527    $ 10,953,745    $ 17,291,414


                                    INSURED NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999   OCT. 31,   APRIL 30, 1999     OCT. 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              495,226     1,642,188    $  5,133,849    $ 17,152,883
Shares issued in
  reinvestment of
  dividends and
  distributions          485,714       702,615       5,010,227       7,318,564
Shares converted
  from Class B           475,959       111,070       4,880,124       1,163,290
Shares redeemed       (1,044,283)   (1,706,766)    (10,774,668)    (17,848,065)
Net increase             412,616       749,107    $  4,249,532    $  7,786,672


33


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                    INSURED NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999   OCT. 31,   APRIL 30, 1999     OCT. 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              714,879     1,034,758    $  7,386,069    $ 10,829,842
Shares issued in
  reinvestment of
  dividends and
  distributions          135,837       190,011       1,399,764       1,977,801
Shares converted
  to Class A            (475,959)     (111,070)     (4,880,124)     (1,163,290)
Shares redeemed         (269,776)     (817,274)     (2,794,566)     (8,543,696)
Net increase             104,981       296,425    $  1,111,143    $  3,100,657

CLASS C
Shares sold              409,680       402,996    $  4,220,330    $  4,220,683
Shares issued in
  reinvestment of
  dividends and
  distributions           58,446       115,304         602,336       1,200,682
Shares redeemed         (268,657)     (243,043)     (2,763,589)     (2,539,796)
Net increase             199,469       275,257    $  2,059,077    $  2,881,569


                                       NEW YORK PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999   OCT. 31,   APRIL 30, 1999     OCT. 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,036,065     4,204,543    $ 20,938,082    $ 43,008,797
Shares issued in
  reinvestment of
  dividends and
  distributions          311,234       610,190       3,199,620       6,244,173
Shares converted
  from Class B           757,605        70,171       7,765,346         719,730
Shares redeemed       (1,616,940)   (2,761,081)    (16,614,062)    (28,246,100)
Net increase           1,487,964     2,123,823    $ 15,288,986    $ 21,726,600

CLASS B
Shares sold            2,150,453     2,973,222    $ 22,085,496    $ 30,435,248
Shares issued in
  reinvestment of
  dividends and
  distributions          162,273       336,709       1,667,938       3,444,476
Shares converted
  to Class A            (757,605)      (70,171)     (7,765,346)       (719,730)
Shares redeemed         (576,351)   (1,605,906)     (5,931,039)    (16,421,860)
Net increase             978,770     1,633,854    $ 10,057,049    $ 16,738,134


34


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                       NEW YORK PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999   OCT. 31,   APRIL 30, 1999     OCT. 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold            1,273,374     1,797,741    $ 13,077,215    $ 18,408,602
Shares issued in
  reinvestment of
  dividends and
  distributions           66,927       185,639         687,951       1,897,746
Shares redeemed         (585,705)   (1,486,617)     (6,012,750)    (15,184,598)
Net increase             754,596       496,763    $  7,752,416    $  5,121,750


                                       CALIFORNIA PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999  OCTOBER 31, APRIL 30, 1999    OCTOBER 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           10,324,555    10,042,110    $116,580,990    $112,726,624
Shares issued in
  reinvestment of
  dividends and
  distributions          599,605     1,185,228       6,776,210      13,289,149
Shares converted
  from Class B         1,300,183       114,030      14,663,854       1,283,090
Shares redeemed       (2,693,723)   (5,372,737)    (30,425,549)    (60,189,528)
Net increase           9,530,620     5,968,631    $107,595,505    $ 67,109,335

CLASS B
Shares sold            4,732,578     5,018,694    $ 53,446,679    $ 56,293,953
Shares issued in
  reinvestment of
  dividends and
  distributions          225,321       488,172       2,546,051       5,472,448
Shares converted
  to Class A          (1,300,183)     (114,030)    (14,663,854)     (1,283,090)
Shares redeemed         (874,561)   (2,159,593)     (9,897,864)    (24,224,615)
Net increase           2,783,155     3,233,243    $ 31,431,012    $ 36,258,696

CLASS C
Shares sold            3,445,079     3,787,068    $ 38,904,320    $ 42,523,071
Shares issued in
  reinvestment of
  dividends and
  distributions          168,687       411,862       1,906,024       4,614,537
Shares redeemed       (1,161,155)   (1,466,724)    (13,108,657)    (16,432,801)
Net increase           2,452,611     2,732,206    $ 27,701,687    $ 30,704,807


35


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                   INSURED CALIFORNIA PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999   OCT. 31,   APRIL 30, 1999     OCT. 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              631,448     1,208,098    $  8,962,531    $ 17,010,840
Shares issued in
  reinvestment of
  dividends and
  distributions           83,765       183,708       1,190,944       2,585,734
Shares converted
  from Class B           192,318        13,557       2,725,156         192,508
Shares redeemed         (536,256)     (930,895)     (7,613,620)    (13,086,251)
Net increase             371,275       474,468    $  5,265,011    $  6,702,831

CLASS B
Shares sold              206,647       439,858    $  2,935,393    $  6,185,442
Shares issued in
  reinvestment of
  dividends and
  distributions           26,432        53,385         375,718         751,134
Shares converted
  to Class A            (192,318)      (13,557)     (2,725,156)       (192,508)
Shares redeemed         (204,729)     (392,027)     (2,913,514)     (5,515,049)
Net increase
  (decrease)            (163,968)       87,659    $ (2,327,559)   $  1,229,019

CLASS C
Shares sold              185,477       251,196    $  2,639,269    $  3,555,671
Shares issued in
  reinvestment of
  dividends               15,736        38,215         223,821         537,625
Shares redeemed          (77,908)     (133,253)     (1,106,408)     (1,874,653)
Net increase             123,305       156,158    $  1,756,682    $  2,218,643


NOTE G: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 1999.


36


FINANCIAL HIGHLIGHTS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         NATIONAL PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.09         $10.94       $10.51       $10.45       $ 9.41       $11.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .26(b)         .55(b)       .57(b)       .58          .58          .57
Net realized and unrealized gain (loss)
  on investment transactions                    (.03)           .18          .44          .06         1.04        (1.37)
Net increase (decrease) in net asset
  value from operations                          .23            .73         1.01          .64         1.62         (.80)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)          (.55)        (.58)        (.58)        (.58)        (.57)
Distributions in excess of net
  investment income                               -0-          (.03)          -0-          -0-          -0-        (.03)
Distributions from net realized gains           (.10)            -0-          -0-          -0-          -0-        (.24)
Total dividends and distributions               (.39)          (.58)        (.58)        (.58)        (.58)        (.84)
Net asset value, end of period                $10.93         $11.09       $10.94       $10.51       $10.45       $ 9.41

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.06%          6.82%        9.88%        6.32%       17.73%       (7.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $400,730       $364,429     $329,540     $325,288     $338,311     $338,814
Ratios to average net assets of:
  Expenses, net of fee waivers                   .64%(d)        .66%         .69%         .69%         .71%         .62%
  Expenses, before fee waivers                  1.07%(d)       1.08%        1.11%        1.10%        1.09%        1.09%
  Net investment income, net of fee
    waivers                                     4.75%(d)       4.98%        5.40%        5.55%        5.84%        5.61%
Portfolio turnover rate                           57%            56%          72%         137%         118%         110%


See footnote summary on page 51.


37


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         NATIONAL PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.08         $10.94       $10.51       $10.45       $ 9.41       $11.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .22(b)         .46(b)       .50(b)       .51          .51          .50
Net realized and unrealized gain (loss)
  on investment transactions                    (.04)           .19          .44          .06         1.04        (1.38)
Net increase (decrease) in net asset
  value from operations                          .18            .65          .94          .57         1.55         (.88)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)          (.46)        (.50)        (.51)        (.51)        (.50)
Distributions in excess of net
  investment income                               -0-          (.05)        (.01)          -0-          -0-        (.02)
Distributions from net realized gains           (.10)            -0-          -0-          -0-          -0-        (.24)
Total dividends and distributions               (.35)          (.51)        (.51)        (.51)        (.51)        (.76)
Net asset value, end of period                $10.91         $11.08       $10.94       $10.51       $10.45        $9.41

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.65%          6.05%        9.16%        5.61%       16.91%       (8.34)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $196,760       $197,517     $190,530     $214,994     $252,357     $250,391
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.35%(d)       1.37%        1.40%        1.40%        1.42%        1.32%
  Expenses, before fee waivers                  1.75%(d)       1.79%        1.79%        1.81%        1.80%        1.80%
  Net investment income, net of fee
    waivers                                     4.02%(d)       4.28%        4.69%        4.85%        5.13%        4.91%
Portfolio turnover rate                           57%            56%          72%         137%         118%         110%


See footnote summary on page 51.


38


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         NATIONAL PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $11.08         $10.94       $10.51       $10.45       $ 9.41       $11.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .22(b)         .47(b)       .50(b)       .51          .51          .50
Net realized and unrealized gain (loss)
  on investment transactions                    (.03)           .18          .44          .06         1.04        (1.38)
Net increase (decrease) in net asset
  value from operations                          .19            .65          .94          .57         1.55         (.88)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)          (.47)        (.50)        (.51)        (.51)        (.50)
Distributions in excess of net
  investment income                               -0-          (.04)        (.01)          -0-          -0-        (.02)
Distributions from net realized gains           (.10)            -0-          -0-          -0-          -0-        (.24)
Total dividends and distributions               (.36)          (.51)        (.51)        (.51)        (.51)        (.76)
Net asset value, end of period                $10.91         $11.08       $10.94       $10.51       $10.45       $ 9.41

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.66%          6.06%        9.18%        5.62%       16.93%       (8.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $117,562       $108,325      $89,792      $96,134     $108,068     $133,249
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.34%(d)       1.36%        1.39%        1.39%        1.41%        1.31%
  Expenses, before fee waivers                  1.76%(d)       1.82%        1.81%        1.80%        1.78%        1.79%
  Net investment income, net of fee
    waivers                                     4.04%(d)       4.28%        4.70%        4.85%        5.16%        4.89%
Portfolio turnover rate                           57%            56%          72%         137%         118%         110%


See Footnote Summary On Page 51.


39


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      INSURED NATIONAL PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.52         $10.49       $10.28       $10.07       $ 8.96       $10.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .21(b)         .44(b)       .50(b)       .51          .51          .53
Net realized and unrealized gain (loss)
  on investment transactions                    (.05)           .28          .37          .22         1.13        (1.40)
Net increase (decrease) in net asset
  value from operations                          .16            .72          .87          .73         1.64         (.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)          (.44)        (.50)        (.52)        (.51)        (.53)
Distributions in excess of net
  investment income                               -0-          (.05)        (.02)          -0-        (.02)        (.01)
Distributions from net realized gains           (.22)          (.20)        (.14)          -0-          -0-        (.39)
Total dividends and distributions               (.45)          (.69)        (.66)        (.52)        (.53)        (.93)
Net asset value, end of period                $10.23         $10.52       $10.49       $10.28       $10.07      $  8.96

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.54%          7.15%        8.77%        7.43%       18.72%       (8.69)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $178,180       $179,003     $170,631     $160,425     $165,548     $153,656
Ratios to average net assets of:
  Expenses, net of fee waivers                   .99%(d)       1.00%        1.02%        1.02%        1.01%         .66%
  Expenses, before fee waivers                  1.09%(d)       1.12%        1.15%        1.12%        1.12%        1.11%
  Net investment income, net of fee
    waivers                                     4.07%(d)       4.21%        4.85%        5.04%        5.37%        5.40%
Portfolio turnover rate                           53%            27%          98%         157%         171%         149%


See footnote summary on page 51.


40


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      INSURED NATIONAL PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $10.52         $10.49       $10.28       $10.07       $ 8.96       $10.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .17(b)         .37(b)       .42(b)       .44          .45          .46
Net realized and unrealized gain (loss)
  on investment transactions                    (.06)           .28          .38          .22         1.12        (1.40)
Net increase (decrease) in net asset
  value from operations                          .11            .65          .80          .66         1.57         (.94)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.19)          (.37)        (.42)        (.45)        (.45)        (.46)
Distributions in excess of net
  investment income                               -0-          (.05)        (.03)          -0-        (.01)        (.01)
Distributions from net realized gains           (.22)          (.20)        (.14)          -0-          -0-        (.39)
Total dividends and distributions               (.41)          (.62)        (.59)        (.45)        (.46)        (.86)
Net asset value, end of period                $10.22         $10.52       $10.49       $10.28       $10.07       $ 8.96

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.13%          6.48%        8.07%        6.74%       17.91%       (9.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $48,432        $48,751      $45,542      $52,156      $58,990      $51,439
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.69%(d)       1.71%        1.75%        1.73%        1.72%        1.37%
  Expenses, before fee waivers                  1.79%(d)       1.87%        1.86%        1.83%        1.83%        1.82%
  Net investment income, net of fee
    waivers                                     3.36%(d)       3.49%        4.12%        4.32%        4.65%        4.71%
Portfolio turnover rate                           53%            27%          98%         157%         171%         149%


See footnote summary on page 51.


41


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      INSURED NATIONAL PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.52         $10.49       $10.28       $10.07       $ 8.96       $10.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .17(b)         .37(b)       .42(b)       .44          .45          .46
Net realized and unrealized gain (loss)
  on investment transactions                    (.06)           .28          .38          .22         1.12        (1.40)
Net increase (decrease) in net asset
  value from operations                          .11            .65          .80          .66         1.57         (.94)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.19)          (.37)        (.42)        (.45)        (.45)        (.46)
Distributions in excess of net
  investment income                               -0-          (.05)        (.03)          -0-        (.01)        (.01)
Distributions from net realized gains           (.22)          (.20)        (.14)          -0-          -0-        (.39)
Total dividends and distributions               (.41)          (.62)        (.59)        (.45)        (.46)        (.86)
Net asset value, end of period                $10.22         $10.52       $10.49       $10.28       $10.07       $ 8.96

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.13%          6.48%        8.07%        6.74%       17.91%       (9.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $23,402        $21,992      $19,057      $22,763      $22,265      $24,112
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.70%(d)       1.70%        1.72%        1.72%        1.71%        1.36%
  Expenses, before fee waivers                  1.80%(d)       1.83%        1.84%        1.82%        1.82%        1.81%
  Net investment income, net of fee
    waivers                                     3.37%(d)       3.51%        4.15%        4.34%        4.69%        4.68%
Portfolio turnover rate                           53%            27%          98%         157%         171%         149%


See footnote summary on page 51.


42


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         NEW YORK PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.29         $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .25(b)         .51(b)       .53(b)       .55          .55          .55
Net realized and unrealized gain (loss)
  on investment transactions                    (.06)           .21          .46          .04          .90        (1.40)
Net increase (decrease) in net asset
  value from operations                          .19            .72          .99          .59         1.45         (.85)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)          (.51)        (.54)        (.55)        (.55)        (.55)
Distributions in excess of net
  investment income                               -0-          (.02)        (.01)          -0-          -0-        (.01)
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.04)
Total dividends and distributions               (.26)          (.53)        (.55)        (.55)        (.55)        (.60)
Net asset value, end of period                $10.22         $10.29       $10.10       $ 9.66       $ 9.62       $ 8.72

TOTAL RETURN
Total investment return based on net
asset value (c)                                 1.85%          7.31%       10.52%        6.30%       17.10%       (8.76)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $220,796       $207,031     $181,745     $179,452     $183,987     $182,170
Ratios to average net assets of:
  Expenses, net of fee waivers                   .61%(d)        .61%         .65%         .64%         .75%         .66%
  Expenses, before fee waivers                  1.08%(d)       1.08%        1.12%        1.11%        1.12%        1.11%
  Net investment income, net of fee
    waivers                                     4.98%(d)       5.04%        5.45%        5.66%        5.93%        5.75%
Portfolio turnover rate                            8%            18%          34%          64%          69%          69%


See footnote summary on page 51.


43


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         NEW YORK PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.29         $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .22(b)         .44(b)       .46(b)       .48          .48          .48
Net realized and unrealized gain (loss)
  on investment transactions                    (.07)           .21          .46          .04          .90        (1.41)
Net increase (decrease) in net asset
  value from operations                          .15            .65          .92          .52         1.38         (.93)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)          (.44)        (.47)        (.48)        (.48)        (.47)
Distributions in excess of net
  investment income                               -0-          (.02)        (.01)          -0-          -0-        (.01)
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.04)
Total dividends and distributions               (.22)          (.46)        (.48)        (.48)        (.48)        (.52)
Net asset value, end of period                $10.22         $10.29       $10.10       $ 9.66       $ 9.62       $ 8.72

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.50%          6.57%        9.72%        5.52%       16.19%       (9.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $123,932       $114,739      $96,119      $96,959      $94,400      $81,941
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.32%(d)       1.32%        1.35%        1.35%        1.45%        1.36%
  Expenses, before fee waivers                  1.79%(d)       1.80%        1.84%        1.82%        1.83%        1.82%
  Net investment income, net of fee
    waivers                                     4.26%(d)       4.34%        4.75%        4.95%        5.21%        5.05%
Portfolio turnover rate                            8%            18%          34%          64%          69%          69%


See footnote summary on page 51.


44


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         NEW YORK PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.29         $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .22(b)         .44(b)       .46(b)       .48          .48          .48
Net realized and unrealized gain (loss)
  on investment transactions                    (.07)           .21          .46          .04          .90        (1.41)
Net increase (decrease) in net asset
  value from operations                          .15            .65          .92          .52         1.38         (.93)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)          (.44)        (.47)        (.48)        (.48)        (.47)
Distributions in excess of net
  investment income                               -0-          (.02)        (.01)          -0-          -0-        (.01)
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.04)
Total dividends and distributions               (.22)          (.46)        (.48)        (.48)        (.48)        (.52)
Net asset value, end of period                $10.22         $10.29       $10.10       $ 9.66       $ 9.62       $ 8.72

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.50%          6.57%        9.72%        5.52%       16.19%       (9.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $52,135        $44,736      $38,890      $34,562      $32,259      $34,646
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.31%(d)       1.31%        1.35%        1.34%        1.44%        1.36%
  Expenses, before fee waivers                  1.81%(d)       1.82%        1.82%        1.81%        1.82%        1.81%
  Net investment income, net of fee
    waivers                                     4.27%(d)       4.33%        4.75%        4.95%        5.24%        5.03%
Portfolio turnover rate                            8%            18%          34%          64%          69%          69%


See footnote summary on page 51.


45


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.34         $11.04       $10.59       $10.45       $ 9.43       $10.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .27(b)         .56(b)       .58(b)       .58          .59          .59
Net realized and unrealized gain (loss)
  on investment transactions                    (.07)           .32          .45          .14         1.02        (1.41)
Net increase (decrease) in net asset
  value from operations                          .20            .88         1.03          .72         1.61         (.82)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)          (.56)        (.58)        (.58)        (.59)        (.59)
Distributions in excess of net
  investment income                               -0-          (.02)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.06)
Total dividends and distributions               (.29)          (.58)        (.58)        (.58)        (.59)        (.65)
Net asset value, end of period                $11.25         $11.34       $11.04       $10.59       $10.45       $ 9.43

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.78%          8.20%       10.07%        7.15%       17.55%       (7.73)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $653,896       $550,626     $470,444     $460,444     $478,535     $470,308
Ratios to average net assets of:
  Expenses, net of fee waivers                   .70%(d)        .72%         .78%         .77%         .74%         .64%
  Expenses, before fee waivers                  1.03%(d)       1.04%        1.05%        1.05%        1.04%        1.05%
  Net investment income, net of fee
    waivers                                     4.76%(d)       4.99%        5.43%        5.57%        5.90%        5.78%
Portfolio turnover rate                           11%            22%          20%          49%          39%          45%


See footnote summary on page 51.


46


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.34         $11.04       $10.59       $10.45       $ 9.43       $10.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .23(b)         .48(b)       .51(b)       .51          .51          .52
Net realized and unrealized gain (loss)
  on investment transactions                    (.07)           .33          .45          .14         1.02        (1.41)
Net increase (decrease) in net asset
  value from operations                          .16            .81          .96          .65         1.53         (.89)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)          (.48)        (.51)        (.51)        (.51)        (.52)
Distributions in excess of net
  investment income                               -0-          (.03)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.06)
Total dividends and distributions               (.25)          (.51)        (.51)        (.51)        (.51)        (.58)
Net asset value, end of period                $11.25         $11.34       $11.04       $10.59       $10.45       $ 9.43

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.44%          7.46%        9.29%        6.37%       16.64%       (8.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $237,539       $207,751     $166,672     $164,895     $166,759     $160,879
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.40%(d)       1.43%        1.48%        1.47%        1.45%        1.35%
  Expenses, before fee waivers                  1.72%(d)       1.75%        1.76%        1.75%        1.75%        1.75%
  Net investment income, net of fee
    waivers                                     4.05%(d)       4.30%        4.72%        4.87%        5.19%        5.07%
Portfolio turnover rate                           11%            22%          20%          49%          39%          45%


See footnote summary on page 51.


47


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.33         $11.04       $10.59       $10.45       $ 9.43       $10.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .23(b)         .48(b)       .51(b)       .51          .51          .52
Net realized and unrealized gain (loss)
  on investment transactions                    (.06)           .32          .45          .14         1.02        (1.41)
Net increase (decrease) in net asset
  value from operations                          .17            .80          .96          .65         1.53         (.89)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)          (.48)        (.51)        (.51)        (.51)        (.52)
Distributions in excess of net
  investment income                               -0-          (.03)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.06)
Total dividends and distributions               (.25)          (.51)        (.51)        (.51)        (.51)        (.58)
Net asset value, end of period                $11.25         $11.33       $11.04       $10.59       $10.45       $ 9.43

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.53%          7.36%        9.29%        6.38%       16.64%       (8.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $150,799       $124,115      $90,742      $90,917      $87,793     $103,622
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.40%(d)       1.42%        1.48%        1.47%        1.44%        1.34%
  Expenses, before fee waivers                  1.73%(d)       1.76%        1.74%        1.75%        1.74%        1.75%
  Net investment income, net of fee
    waivers                                     4.06%(d)       4.29%        4.73%        4.87%        5.22%        5.06%
Portfolio turnover rate                           11%            22%          20%          49%          39%          45%


See footnote summary on page 51.


48


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    INSURED CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $14.25         $13.89       $13.39       $13.32       $11.79       $14.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .31(b)         .64(b)       .69(b)       .69          .68(a)       .69(a)
Net realized and unrealized gain (loss)
  on investment transactions                    (.11)           .39          .50          .06         1.54        (1.99)
Net increase (decrease) in net asset
  value from operations                          .20           1.03         1.19          .75         2.22        (1.30)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.32)          (.64)        (.68)        (.68)        (.68)        (.69)
Distributions in excess of net
  investment income                               -0-          (.03)        (.01)          -0-        (.01)          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.47)
Total dividends and distributions               (.32)          (.67)        (.69)        (.68)        (.69)       (1.16)
Net asset value, end of period                $14.13         $14.25       $13.89       $13.39       $13.32       $11.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.38%          7.60%        9.18%        5.79%       19.29%       (9.73)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $117,416       $113,102     $103,647     $101,542     $103,940      $94,857
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.03%(d)       1.05%        1.11%        1.08%        1.04%         .82%
  Expenses, before fee waivers                  1.03%(d)       1.05%        1.11%        1.08%        1.09%        1.08%
  Net investment income, net of fee
    waivers                                     4.38%(d)       4.52%        5.09%        5.19%        5.34%        5.29%
Portfolio turnover rate                            4%             0%          35%         118%         103%         100%


See footnote summary on page 51.


49


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     INSURED CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $14.25         $13.89       $13.39       $13.32       $11.79       $14.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .26(b)         .54(b)       .59(b)       .60          .58(a)       .60(a)
Net realized and unrealized gain (loss)
  on investment transactions                    (.11)           .39          .50          .05         1.54        (2.00)
Net increase (decrease) in net asset
  value from operations                          .15            .93         1.09          .65         2.12        (1.40)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.54)        (.59)        (.58)        (.58)        (.59)
Distributions in excess of net
  investment income                               -0-          (.03)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.47)
Total dividends and distributions               (.27)          (.57)        (.59)        (.58)        (.59)       (1.06)
Net asset value, end of period                $14.13         $14.25       $13.89       $13.39       $13.32       $11.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.02%          6.84%        8.37%        4.99%       18.35%      (10.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $27,393        $29,957      $27,976      $26,696      $27,816      $24,591
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.74%(d)       1.76%        1.81%        1.79%        1.74%        1.53%
  Expenses, before fee waivers                  1.74%(d)       1.76%        1.81%        1.79%        1.80%        1.78%
  Net investment income, net of fee
    waivers                                     3.66%(d)       3.82%        4.39%        4.49%        4.61%        4.60%
Portfolio turnover rate                            4%             0%          35%         118%         103%         100%


See footnote summary on page 51.


50


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  INSURED CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                                CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             APRIL 30,                         YEAR ENDED OCTOBER 31,
                                               1999        ---------------------------------------------------------------
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $14.25         $13.89       $13.39       $13.32       $11.79       $14.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .26(b)         .54(b)       .59(b)       .60          .58(a)       .60(a)
Net realized and unrealized gain (loss)
  on investment transactions                    (.11)           .39          .50          .05         1.54        (2.00)
Net increase (decrease) in net asset
  value from operations                          .15            .93         1.09          .65         2.12        (1.40)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.54)        (.59)        (.58)        (.58)        (.59)
Distributions in excess of net
  investment income                               -0-          (.03)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-          -0-        (.47)
Total dividends and distributions               (.27)          (.57)        (.59)        (.58)        (.59)       (1.06)
Net asset value, end of period                $14.13         $14.25       $13.89       $13.39       $13.32       $11.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.02%          6.84%        8.37%        4.99%       18.35%      (10.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $17,624        $16,013      $13,436      $12,826      $14,323      $12,472
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.73%(d)       1.75%        1.81%        1.78%        1.74%        1.52%
  Expenses, before fee waivers                  1.73%(d)       1.75%        1.81%        1.78%        1.79%        1.77%
  Net investment income, net of fee
    waivers                                     3.67%(d)       3.82%        4.39%        4.49%        4.64%        4.59%
Portfolio turnover rate                            4%             0%          35%         118%         103%         100%


(a)  Net of fees waived by the Adviser.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(d)  Annualized.


51


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DAVID M. DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of the Audit Committee.


52


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


53


ALLIANCE MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNISR